UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

Item 1.	Schedule of Investments.

FINANCIAL SQUARE FEDERAL FUND

Schedule of Investments

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 53.4%
Federal Farm Credit Bank
$20,000,000	0.230%		12/04/13	$ 20,000,283
15,000,000	0.119	(a)	12/06/13	15,000,064
15,000,000	0.168	(a)	12/16/13	15,000,191
25,000,000	0.110		12/17/13	24,998,778
1,100,000	5.330		12/18/13	1,102,639
2,110,000	0.156	(a)	12/23/13	2,110,100
1,800,000	3.750		02/05/14	1,811,505
3,500,000	0.025	(a)	02/10/14	3,499,344
123,000,000	0.150		02/13/14	123,001,754
3,000,000	5.300		02/18/14	3,033,380
105,000,000	0.094	(a)	02/28/14	104,994,956
33,000,000	0.250		04/04/14	33,013,832
90,000,000	0.118	(a)	04/17/14	90,003,592
100,000,000	0.101	(a)	04/22/14	99,998,424
10,000,000	0.300		04/23/14	10,006,172
10,500,000	0.340	(a)	05/19/14	10,511,915
17,500,000	0.250	(a)	05/21/14	17,511,721
87,420,000	0.140		05/22/14	87,415,037
10,000,000	0.120	(a)	06/06/14	10,001,013
25,000,000	0.160		06/11/14	24,998,382
35,000,000	0.143	(a)	07/01/14	34,998,020
100,000,000	0.280	(a)	07/09/14	100,012,224
17,000,000	0.300		07/18/14	17,017,546
18,100,000	0.136	(a)	07/25/14	18,096,670
124,000,000	0.280	(a)	07/30/14	124,016,606
20,000,000	0.138	(a)	08/01/14	19,997,332
2,000,000	0.300		08/01/14	2,001,501
35,000,000	0.119	(a)	08/06/14	34,996,489
16,250,000	0.300		08/21/14	16,267,874
16,000,000	0.174	(a)	08/27/14	16,005,442
70,000,000	0.148	(a)	09/04/14	69,990,596
50,000,000	0.128	(a)	09/15/14	49,997,976
75,000,000	0.210		10/22/14	75,018,365
10,000,000	0.176	(a)	10/24/14	10,000,920
53,300,000	0.134	(a)	10/27/14	53,309,836
31,000,000	0.135	(a)	11/12/14	31,000,000
28,500,000	0.300	(a)	12/11/14	28,548,214
20,100,000	0.110	(a)	12/29/14	20,098,484
50,000,000	0.128	(a)	02/19/15	49,996,873
40,000,000	0.119	(a)	04/06/15	39,992,157
Federal Home Loan Bank
100,000,000	0.100		12/06/13	99,999,626
8,500,000	0.125		12/06/13	8,499,967
17,600,000	0.290		12/06/13	17,600,562
11,175,000	0.300		12/12/13	11,175,819
26,050,000	3.125		12/13/13	26,075,578
17,775,000	4.875		12/13/13	17,803,520
75,000,000	0.170		12/24/13	74,999,193
21,635,000	0.875		12/27/13	21,645,855
81,040,000	0.180		01/02/14	81,040,184
7,000,000	0.180		01/03/14	6,999,857
400,000,000	0.185		01/15/14	399,907,500
20,000,000	0.330		01/17/14	20,003,261
15,000,000	0.300		01/23/14	15,002,106
369,000,000	0.075		01/29/14	368,954,644
100,000,000	0.100		01/29/14	99,996,793
76,450,000	0.375		01/29/14	76,475,541
125,500,000	0.100		02/05/14	125,476,992
268,176,000	0.150		02/10/14	268,096,665
100,000,000	0.100		02/14/14	99,997,459
249,700,000	0.090		02/26/14	249,692,807

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
$350,000,000	0.104	%(a)	02/28/14	$ 349,991,549
238,000,000	0.090		03/05/14	237,990,112
34,500,000	0.170		03/14/14	34,504,282
300,000,000	0.080		03/17/14	299,981,904
56,000,000	0.170		03/21/14	56,007,432
46,250,000	0.170		03/25/14	46,257,112
100,000,000	0.125		04/09/14	99,955,208
91,900,000	0.155		04/09/14	91,848,957
199,000,000	0.138	(a)	04/11/14	199,027,580
250,000,000	0.130		04/25/14	249,983,035
200,000,000	0.108	(a)	05/15/14	200,000,501
33,000,000	0.110		05/22/14	32,998,338
150,000,000	0.110		05/29/14	149,988,370
10,000,000	0.130		05/30/14	9,993,500
90,000,000	0.136	(a)	06/24/14	89,984,568
15,000,000	0.136	(a)	06/26/14	14,998,485
96,000,000	0.144	(a)	06/27/14	95,991,624
92,000,000	0.245		07/25/14	92,000,000
100,000,000	0.108	(a)	08/12/14	99,996,383
6,795,000	5.500		08/13/14	7,049,362
66,000,000	0.148	(a)	08/15/14	65,990,526
250,000,000	0.107	(a)	08/21/14	249,992,785
15,000,000	0.200		08/22/14	15,000,000
750,000	0.200		08/29/14	750,000
100,000,000	0.125		09/23/14	99,969,905
50,000,000	0.125		10/02/14	49,982,368
50,400,000	0.245		10/07/14	50,400,000
100,000,000	0.121	(a)	02/23/15	99,987,457

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 6,689,441,479

U.S. Treasury Obligations – 41.0%
United States Treasury Bills
$894,600,000	0.050%		12/05/13	$ 894,595,030
175,000,000	0.052		12/12/13	174,997,193
125,000,000	0.055		12/12/13	124,997,899
1,000,000,000	0.060		12/12/13	999,981,667
1,550,000,000	0.060		12/19/13	1,549,953,500
350,000,000	0.080		02/27/14	349,931,555
United States Treasury Notes
31,000,000	0.750		12/15/13	31,008,220
8,600,000	0.125		12/31/13	8,600,231
6,400,000	1.500		12/31/13	6,407,337
20,000,000	1.000		01/15/14	20,022,372
50,000,000	0.250		01/31/14	50,010,378
50,000,000	1.250		02/15/14	50,116,755
47,000,000	4.000		02/15/14	47,373,209
210,000,000	1.875		02/28/14	210,918,431
5,000,000	1.250		03/15/14	5,016,467
40,000,000	1.250		04/15/14	40,169,271
119,000,000	0.250		04/30/14	119,070,045
6,000,000	1.000		05/15/14	6,024,292
72,000,000	4.750		05/15/14	73,519,207
13,000,000	0.250		05/31/14	13,008,881
362,000,000	2.250		05/31/14	365,826,257

TOTAL U.S. TREASURY OBLIGATIONS				$ 5,141,548,197

FINANCIAL SQUARE FEDERAL FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Amortized Cost

TOTAL INVESTMENTS – 94.4%	$11,830,989,676

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.6%	704,322,854

NET ASSETS – 100.0%	$12,535,312,530

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2013.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 48.2%
Federal Farm Credit Bank
$40,000,000	0.143	%(a)	07/01/14	$ 39,997,738
38,100,000	0.136	(a)	07/25/14	38,093,819
26,000,000	0.280	(a)	07/30/14	26,003,482
24,000,000	0.138	(a)	08/01/14	23,996,799
180,000,000	0.148	(a)	09/04/14	179,975,819
68,800,000	0.135	(a)	11/12/14	68,800,000
60,000,000	0.300	(a)	12/11/14	60,101,504
Federal Home Loan Bank
39,000,000	0.125		12/10/13	38,999,203
83,000,000	0.500		12/13/13	83,008,101
22,760,000	0.320		12/18/13	22,761,242
100,000,000	0.160		01/02/14	99,999,732
30,840,000	0.180		01/02/14	30,839,931
26,000,000	0.180		01/03/14	25,999,467
81,000,000	0.100		01/06/14	80,997,391
623,125,000	0.180		01/07/14	623,115,274
148,800,000	0.140		01/08/14	148,798,037
100,000,000	0.140		01/17/14	99,997,710
185,000,000	0.330		01/17/14	185,030,162
110,000,000	0.110		01/22/14	110,001,276
21,765,000	0.270		01/23/14	21,767,111
36,060,000	0.300		01/23/14	36,065,063
94,000,000	0.100		01/29/14	93,996,986
81,665,000	0.375		01/29/14	81,695,813
181,685,000	0.090		01/30/14	181,680,011
340,000,000	0.104	(a)	02/28/14	339,991,791
89,000,000	0.170		03/14/14	89,011,046
10,000,000	2.375		03/14/14	10,063,808
10,000,000	5.000		03/14/14	10,138,126
196,000,000	0.080		03/17/14	195,988,177
144,000,000	0.170		03/21/14	144,019,110
40,000,000	0.170		03/25/14	40,006,151
125,000,000	0.118	(a)	04/01/14	125,000,000
150,000,000	0.160		04/03/14	149,996,243
196,000,000	0.140		04/15/14	196,017,184
115,000,000	0.170		04/17/14	115,023,185
400,000,000	0.070		04/21/14	399,903,934
245,000,000	0.130		04/22/14	244,988,536
175,000,000	0.104	(a)	04/28/14	175,000,000
610,000,000	0.109	(a)	05/06/14	609,999,252
234,000,000	0.100		05/08/14	233,973,707
260,500,000	0.110		05/21/14	260,481,531
100,000,000	0.110		05/22/14	99,994,964
296,500,000	0.120		05/27/14	296,484,465
349,000,000	0.110		05/29/14	348,972,941
22,000,000	0.130		05/30/14	21,985,700
700,000,000	0.136	(a)	06/24/14	699,879,974
31,000,000	0.136	(a)	06/26/14	30,996,870
767,500,000	0.144	(a)	06/27/14	767,433,033
200,000,000	0.180		07/09/14	199,978,802
243,000,000	0.245		07/25/14	243,000,000
100,000,000	0.108	(a)	08/12/14	99,996,383
200,000,000	0.109	(a)	08/13/14	199,992,737
188,000,000	0.148	(a)	08/15/14	187,973,013
35,000,000	0.200		08/22/14	35,000,000
65,000,000	0.125		09/12/14	64,968,330
266,745,000	0.180		09/12/14	266,729,441
49,200,000	0.170		09/16/14	49,193,200

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
$271,745,000	0.125%		09/23/14	$ 271,663,217
100,000,000	0.180		09/26/14	99,993,856
100,000,000	0.170		09/30/14	99,985,508
116,000,000	0.245		10/07/14	116,000,000
Federal Home Loan Mortgage Corporation
215,000,000	0.625		12/23/13	215,058,114
28,227,000	0.450		01/09/14	28,234,426
134,779,000	4.500		01/15/14	135,493,041
598,000,000	0.130		02/07/14	597,979,923
73,471,000	1.375		02/25/14	73,686,878
250,000,000	0.145		03/27/14	249,990,404
34,794,000	0.750		11/25/14	34,989,989
Federal National Mortgage Association
6,231,000	0.750		12/18/13	6,232,617
21,380,000	2.750		02/05/14	21,479,657
78,186,000	1.250		02/27/14	78,395,753
25,000,000	2.750		03/13/14	25,178,831
8,841,000	2.500		05/15/14	8,936,434
112,557,000	0.148	(a)	06/20/14	112,571,691
10,000,000	0.360	(a)	06/23/14	10,014,744
400,000,000	0.147	(a)	09/11/14	399,937,034
51,240,000	0.625		10/30/14	51,451,643
10,020,000	0.178	(a)	01/20/15	10,025,203
475,000,000	0.134	(a)	02/27/15	474,851,762

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 12,476,054,030

U.S. Treasury Obligations – 4.7%
United States Treasury Notes
$194,000,000	0.250%		04/30/14	$ 194,114,408
11,750,000	1.000		05/15/14	11,797,573
160,000,000	4.750		05/15/14	163,376,053
28,900,000	0.250		05/31/14	28,919,742
811,000,000	2.250		05/31/14	819,572,133

TOTAL U.S. TREASURY OBLIGATIONS				$ 1,217,779,909

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 13,693,833,939

Repurchase Agreements(b) – 47.0%
Bank of Nova Scotia (The)
$350,000,000	0.160	%(a)(c)	12/09/13	$ 350,000,000
Maturity Value: $350,427,774
Settlement Date: 05/15/13

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 08/01/28 to 01/01/43, Federal National Mortgage Association, 2.500% to 5.000%, due 02/01/26 to 06/01/43 and U.S. Treasury Note, 3.625%, due 08/15/19. The aggregate market value of the collateral, including accrued interest, was $360,708,743.

500,000,000	0.180	(a)(c)	12/09/13	500,000,000
Maturity Value: $500,680,000
Settlement Date: 04/10/13

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.000%, due 07/01/26 to 04/01/43 and Federal National Mortgage Association, 2.500% to 4.500%, due 04/01/26 to 09/01/43. The aggregate market value of the collateral, including accrued interest, was $515,635,842.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(b) – (continued)
Bank of Nova Scotia (The) – (continued)
$ 250,000,000	0.200	%(a)(c)	12/09/13	$ 250,000,000
Maturity Value: $250,500,004
Settlement Date: 03/12/13

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.000%, due 10/01/26 to 04/01/43, Federal National Mortgage Association, 2.500% to 5.500%, due 06/01/26 to 10/01/43 and Government National Mortgage Association, 2.500% to 4.500%, due 05/15/40 to 07/20/43. The aggregate market value of the collateral, including accrued interest, was $257,879,100.

500,000,000	0.200	(a)(c)	12/09/13	500,000,000
Maturity Value: $501,008,341
Settlement Date: 03/06/13

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.500%, due 07/01/26 to 04/01/43, Federal National Mortgage Association, 2.500% to 6.000%, due 01/01/26 to 10/01/43 and Government National Mortgage Association, 2.500%, due 07/20/43. The aggregate market value of the collateral, including accrued interest, was $515,795,393.

500,000,000	0.200	(a)(c)	12/09/13	500,000,000
Maturity Value: $501,013,897
Settlement Date: 02/21/13

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.000%, due 08/01/26 to 04/01/43, Federal National Mortgage Association, 3.000% to 5.500%, due 02/01/26 to 09/01/43 and Government National Mortgage Association, 4.000% to 5.000%, due 09/20/33 to 09/20/43. The aggregate market value of the collateral, including accrued interest, was $515,846,511.

BNP Paribas Securities Corp.
500,000,000	0.110	(a)(c)	12/02/13	500,000,000
Maturity Value: $500,849,457
Settlement Date: 06/05/12

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 01/01/17 to 05/01/43 and Federal National Mortgage Association, 2.500% to 6.500%, due 12/01/16 to 07/01/47. The aggregate market value of the collateral, including accrued interest, was $509,999,999.

550,000,000	0.110	(a)(c)	12/02/13	550,000,000
Maturity Value: $550,922,638
Settlement Date: 06/05/12

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 09/01/15 to 11/01/43, Federal National Mortgage Association, 2.000% to 7.500%, due 06/01/16 to 09/01/43 and Government National Mortgage Association, 3.000%, due 01/20/43. The aggregate market value of the collateral, including accrued interest, was $561,000,003.

1,250,000,000	0.180	(a)(c)	12/02/13	1,250,000,000
Maturity Value: $1,251,693,750
Settlement Date: 03/06/13

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 5.500%, due 11/01/17 to 11/01/43, Federal National Mortgage Association, 2.500% to 7.000%, due 03/01/15 to 11/01/43 and Government National Mortgage Association, 4.500%, due 09/15/40. The aggregate market value of the collateral, including accrued interest, was $1,274,999,997.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(b) – (continued)
BNP Paribas Securities Corp. – (continued)
$ 500,000,000	0.180	%(a)(c)	12/09/13	$500,000,000
Maturity Value: $500,892,500
Settlement Date: 03/11/13

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 04/01/17 to 08/01/43, Federal National Mortgage Association, 2.000% to 6.500%, due 03/01/15 to 10/01/43 and Government National Mortgage Association, 3.000% to 3.500%, due 10/15/26 to 11/15/41. The aggregate market value of the collateral, including accrued interest, was $509,999,995.

BNYMellon Investments
53,700,000	0.110		12/02/13	53,700,000
Maturity Value: $53,700,492
Collateralized by U.S. Treasury Bond, 3.750%, due 08/15/41. The market value of the collateral, including accrued interest, was $55,390,072.

Credit Suisse Securities (USA) LLC
500,000,000	0.120	(c)	01/31/14	500,000,000
Maturity Value: $500,203,333
Settlement Date: 10/01/13
Collateralized by Federal National Mortgage Association, 3.000% to 6.000%, due 11/01/28 to 07/01/43. The aggregate market value of the collateral, including accrued interest, was $510,002,878.
200,000,000	0.130		02/18/14	200,000,000
Maturity Value: $200,064,278
Settlement Date: 11/21/13
Collateralized by Federal National Mortgage Association, 2.500% to 4.500%, due 10/01/27 to 10/01/42. The aggregate market value of the collateral, including accrued interest, was $204,004,576.
500,000,000	0.130		02/18/14	500,000,000
Maturity Value: $500,222,083
Settlement Date: 10/18/13
Collateralized by Federal National Mortgage Association, 2.500% to 6.000%, due 08/01/26 to 09/01/43. The aggregate market value of the collateral, including accrued interest, was $510,002,432.

Deutsche Bank Securities, Inc.
399,000,000	0.110		01/21/14	399,000,000
Maturity Value: $399,168,245
Settlement Date: 09/05/13

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.500%, due 05/01/32 to 10/01/43, Federal National Mortgage Association, 2.500% to 8.500%, due 05/01/17 to 05/01/47 and Government National Mortgage Association, 3.000% to 5.500%, due 07/20/37 to 07/20/43. The aggregate market value of the collateral, including accrued interest, was $410,970,000.

600,000,000	0.110		01/31/14	600,000,000
Maturity Value: $600,256,667
Settlement Date: 09/13/13

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 8.000%, due 12/01/19 to 09/01/43, Federal National Mortgage Association, 2.500% to 6.500%, due 12/01/24 to 11/01/43 and Government National Mortgage Association, 2.500% to 5.000%, due 09/20/41 to 10/20/43. The aggregate market value of the collateral, including accrued interest, was $617,999,999.

ING Financial Markets LLC
1,100,000,000	0.190	(a)(c)	12/02/13	1,100,000,000
Maturity Value: $1,101,608,146
Settlement Date: 02/28/13
Collateralized by Federal National Mortgage Association, 3.000% to 6.500%, due 11/01/25 to 09/01/43. The aggregate market value of the collateral, including accrued interest, was $1,122,003,439.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(b) – (continued)
ING Financial Markets LLC – (continued)
$ 500,000,000	0.130%(a)	12/09/13	$ 500,000,000

Maturity Value: $500,330,416
Settlement Date: 11/14/13

Collateralized by Federal Home Loan Mortgage Corp., 5.875% to 7.000%, due 03/17/31 to 12/20/38 and Federal National Mortgage Association, 2.500% to 6.500%, due 05/01/25 to 01/01/48. The aggregate market value of the collateral, including accrued interest, was $510,002,154.

100,000,000	0.190	(a)(c)	12/09/13	100,000,000
Maturity Value: $100,145,667
Settlement Date: 04/12/13
Collateralized by Federal National Mortgage Association, 3.500% to 4.000%, due 05/01/42 to 09/01/43. The aggregate market value of the collateral, including accrued interest, was $102,003,030.
250,000,000	0.200	(a)(c)	12/09/13	250,000,000
Maturity Value: $250,509,726
Settlement Date: 04/12/13
Collateralized by Federal National Mortgage Association, 3.500% to 4.000%, due 11/01/25 to 09/01/43. The aggregate market value of the collateral, including accrued interest, was $255,004,662.

Joint Repurchase Agreement Account I
645,000,000	0.081		12/02/13	645,000,000
Maturity Value: $645,004,359

Joint Repurchase Agreement Account III
2,420,000,000	0.090		12/02/13	2,420,000,000
Maturity Value: $2,420,018,150

Merrill Lynch Government Securities, Inc.
15,000,000	0.090		12/02/13	15,000,000
Maturity Value: $15,000,112
Collateralized by U.S. Treasury Note, 0.250%, due 07/15/15. The market value of the collateral, including accrued interest, was $15,300,009.

TOTAL REPURCHASE AGREEMENTS				$ 12,182,700,000

TOTAL INVESTMENTS – 99.9%				$ 25,876,533,939

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%				21,985,964

NET ASSETS – 100.0%				$ 25,898,519,903

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2013.

(b)	Unless noted, all repurchase agreements were entered into on November 29, 2013. Additional information on Joint Repurchase Agreement Account III appears in the Notes to the Schedule of Investments section.

(c)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 12.1%
Aspen Funding Corp.
$50,036,000	0.230%	01/16/14	$ 50,021,295
50,000,000	0.220	01/28/14	49,982,278
40,000,000	0.220	02/03/14	39,984,356
25,017,000	0.220	02/10/14	25,006,145
Chariot Funding LLC
100,000,000	0.321	02/04/14	99,942,222
50,000,000	0.321	02/07/14	49,969,778
20,000,000	0.301	02/26/14	19,985,500
50,000,000	0.301	03/14/14	49,957,083
50,000,000	0.301	04/09/14	49,946,250
40,000,000	0.301	04/14/14	39,955,333
10,000,000	0.301	06/20/14	9,983,250
25,000,000	0.301	07/17/14	24,952,500
70,000,000	0.301	07/24/14	69,862,917
Dexia Credit Local New York Branch
100,000,000	0.350	12/03/13	99,998,056
200,000,000	0.471	02/27/14	199,770,222
354,500,000	0.471	03/04/14	354,069,578
117,000,000	0.471	03/05/14	116,856,415
Gemini Securitization Corp. LLC
100,000,000	0.140	12/23/13	99,991,445
230,000,000	0.220	01/15/14	229,936,750
100,000,000	0.220	01/16/14	99,971,889
Hannover Funding Co. LLC
50,000,000	0.240	12/23/13	49,992,667
50,000,000	0.230	01/21/14	49,983,708
50,000,000	0.220	02/03/14	49,980,445
Jupiter Securitization Co. LLC
25,000,000	0.301	02/14/14	24,984,375
50,000,000	0.301	02/20/14	49,966,250
50,000,000	0.301	02/25/14	49,964,167
50,000,000	0.301	03/07/14	49,960,000
15,000,000	0.301	03/14/14	14,987,125
50,000,000	0.301	04/09/14	49,946,250
50,000,000	0.240	04/15/14	49,955,000
25,000,000	0.301	06/13/14	24,959,583
25,000,000	0.301	06/16/14	24,958,958
25,000,000	0.301	06/20/14	24,958,125
50,000,000	0.301	07/24/14	49,902,083
50,000,000	0.301	08/12/14	49,894,167
Kells Funding LLC
60,000,000	0.255	01/14/14	59,981,300
25,000,000	0.235	02/18/14	24,987,107
50,000,000	0.235	02/19/14	49,973,889
30,000,000	0.220	05/13/14	29,970,117
Landesbank Hessen-Thueringen, NY
30,000,000	0.200	12/12/13	29,998,167
100,000,000	0.220	02/07/14	99,958,444
Liberty Street Funding LLC
100,000,000	0.150	01/22/14	99,978,333
LMA Americas LLC
150,600,000	0.180	01/02/14	150,575,904
Nationwide Building Society
156,400,000	0.250	12/06/13	156,394,569
Newport Funding Corp.
50,000,000	0.220	01/27/14	49,982,583
Nieuw Amsterdam Receivables Corp.
50,000,000	0.230	01/17/14	49,984,986
Regency Markets No. 1 LLC
85,000,000	0.140	12/04/13	84,999,008
Victory Receivables Corp.
100,000,000	0.180	01/07/14	99,981,500

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – (continued)
Victory Receivables Corp. – (continued)
$60,000,000	0.170%	01/22/14	$ 59,985,267

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$ 3,441,287,339

Certificates of Deposit-Eurodollar – 2.9%
Commonwealth Bank of Australia
$223,000,000	0.170%	12/09/13	$223,000,989
Credit Industriel et Commercial, New York
297,000,000	0.290	12/02/13	297,000,165
295,000,000	0.280	01/06/14	295,004,421

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR			$815,005,575

Certificates of Deposit-Yankeedollar – 16.6%
Bank of Nova Scotia (The)
$300,000,000	0.240%	07/25/14	$300,000,000
China Construction Bank Corp., New York
40,000,000	0.620	12/13/13	40,000,928
150,000,000	0.600	04/11/14	150,002,723
Mitsubishi UFJ Trust & Banking Corp.
250,000,000	0.240	02/04/14	250,000,000
200,000,000	0.230	03/14/14	200,000,000
150,000,000	0.230	03/17/14	150,000,000
Mizuho Corp. Bank, Ltd.
200,000,000	0.230	02/03/14	200,000,000
250,000,000	0.240	03/20/14	250,000,000
245,000,000	0.240	03/24/14	245,000,000
National Bank of Kuwait
50,000,000	0.270	12/10/13	49,999,937
50,000,000	0.280	01/24/14	50,000,375
100,000,000	0.280	01/31/14	100,000,000
50,000,000	0.280	02/21/14	50,000,000
50,000,000	0.280	02/24/14	50,000,000
Norinchukin Bank
720,000,000	0.230	12/12/13	720,000,000
Standard Chartered Bank
200,000,000	0.280	04/30/14	200,000,000
400,000,000	0.280	05/19/14	400,000,000
Sumitomo Mitsui Banking Corp./New York
75,000,000	0.230	01/16/14	75,000,000
275,000,000	0.240	03/03/14	275,000,000
425,000,000	0.220	03/05/14	424,994,456
550,000,000	0.220	03/12/14	550,000,000

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR			$4,729,998,419

Time Deposits – 11.9%
Barclays Bank PLC
$500,000,000	0.120%	12/02/13	$500,000,000
China Construction Bank Corp., New York
250,000,000	0.210	12/02/13	250,000,000
Citibank N.A
300,000,000	0.100	12/02/13	300,000,000
Credit Agricole Corporate and Investment Bank
950,000,000	0.100	12/02/13	950,000,000
National Bank of Kuwait
300,000,000	0.120	12/02/13	300,000,000

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Time Deposits – (continued)
Natixis Securities Americas LLC
$169,300,000	0.080%	12/02/13	$ 169,300,000
Skandinaviska Enskilda Banken AB
600,000,000	0.060	12/02/13	600,000,000
Standard Chartered Bank
300,000,000	0.120	12/02/13	300,000,000

TOTAL TIME DEPOSITS			$3,369,300,000

U.S. Government Agency Obligations – 5.4%
Federal Home Loan Bank
$50,000,000	0.140%	01/08/14	$ 49,999,340
75,000,000	0.140	01/17/14	74,998,282
29,000,000	0.375	01/29/14	29,010,382
109,000,000	0.125	07/01/14	108,941,301
67,000,000	0.190	07/11/14	66,992,665
240,000,000	0.245	07/25/14	240,000,000
175,000,000	0.250	07/25/14	175,000,000
116,000,000	0.148 (a)	08/15/14	115,983,348
150,000,000	0.170	09/30/14	149,978,832
121,600,000	0.245	10/07/14	121,600,000
300,000,000	0.205	10/14/14	300,000,000
Federal Home Loan Mortgage Corporation
13,225,000	4.500	01/15/14	13,295,521
Overseas Private Investment Corp. (USA)
86,000,000	0.120 (a)	12/09/13	86,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$1,531,799,671

U.S. Treasury Obligation – 3.5%
United States Treasury Bill
$1,000,000,000	0.065%	12/26/13	$ 999,954,861

Variable Rate Municipal Debt Obligations(a) – 1.2%
BlackRock Municipal Bond Trust VRDN Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(b)
$19,375,000	0.140%	12/02/13	$ 19,375,000
BlackRock MuniVest Fund VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(b)
33,000,000	0.140	12/02/13	33,000,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
29,110,000	0.140	12/02/13	29,110,000
City of Portland, Maine GO VRDN for Taxable Pension Boards Series 2001 (JPMorgan Chase Bank N.A., SPA)
81,985,000	0.200	12/09/13	81,985,000
Department of Budget and Finance of the State of Hawaii VRDN RB P-Floats Series 2012-MT-829 (AMBAC) (Bank of America N.A., LIQ) (GTY AGMT-Bank of America N.A.)(b)
20,300,000	0.250	12/09/13	20,300,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDN Tax- Exempt Preferred Series 2010-1 (Deutsche Bank A.G., LIQ)(b)
25,000,000	0.190	12/09/13	25,000,000
Port of Corpus Christi Authority of Nueces County VRDN RB for Flint Hills Resources Series 2002 A (GTY AGMT-Flint Hills Resources)
35,000,000	0.060	12/09/13	35,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
Port of Corpus Christi Authority of Nueces County VRDN RB for Flint Hills Resources Series 2006 (GTY AGMT-Flint Hills Resources)
$32,000,000	0.070%		12/09/13	$ 32,000,000
Private Colleges & Universities Authority, Georgia VRDN RB for Emory University Project Series 1999 B (GO of University)
9,600,000	0.140		12/09/13	9,600,000
State of Texas VRDN GO Floater Certificates Series 2008-34C (Wells Fargo & Co., LIQ)(b)
20,065,000	0.110		12/09/13	20,065,000
Texas State GO VRDN Refunding for Taxable Veterans’ Land Series 2002 (Landesbank Hessen-Thueringen Girozentrale, SPA)
25,460,000	0.150		12/09/13	25,460,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$330,895,000

Variable Rate Obligations(a) – 19.0%
Australia & New Zealand Banking Group Ltd.
$260,000,000	0.314	%(b)	12/18/14	$260,000,000
Bank of Nova Scotia (The)
57,000,000	0.228		12/16/13	57,001,101
350,000,000	0.328		12/23/14	350,000,000
BNZ International Funding Ltd.
50,000,000	0.268	(b)	08/19/14	49,996,820
China Construction Bank Corp., New York
250,000,000	0.414		12/30/13	250,000,000
Commonwealth Bank of Australia
167,000,000	0.263	(b)	04/04/14	167,000,000
150,000,000	0.264	(b)	04/04/14	150,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
250,000,000	0.279		06/03/14	250,000,000
30,000,000	0.301		09/03/14	29,999,627
250,000,000	0.299		09/15/14	250,000,000
Credit Suisse Securities (USA) LLC
550,000,000	0.216		03/31/14	550,000,000
Deutsche Bank AG/New York, NY
545,000,000	0.302		02/28/14	545,000,000
JPMorgan Chase Bank N.A.
422,000,000	0.338		12/07/14	422,000,000
Kells Funding LLC
50,000,000	0.198		03/03/14	50,000,000
135,000,000	0.198		03/04/14	135,000,000
National Australia Bank Ltd.
250,000,000	0.218		01/17/14	250,000,000
Natixis Securities Americas LLC
250,000,000	0.277		02/03/14	250,000,000
Providence Health & Services (U.S. Bank N.A., SBPA)
46,600,000	0.140		12/09/13	46,600,000
Royal Bank of Canada
300,000,000	0.298		12/01/14	300,000,000
Svenska Handelsbanken AB
195,000,000	0.374		12/04/14	195,000,000
Versailles Commercial Paper LLC
125,000,000	0.226	(b)	01/04/14	125,000,000
75,000,000	0.227	(b)	01/04/14	75,000,000
Wells Fargo Bank N.A.
180,000,000	0.239		11/13/14	180,000,000
150,000,000	0.342		12/19/14	150,000,000
Westpac Banking Corp.
75,000,000	0.276		07/18/14	75,000,000
246,000,000	0.399	(b)	12/01/14	246,000,000

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Obligations(a) – (continued)
TOTAL VARIABLE RATE OBLIGATIONS				$ 5,408,597,548

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 20,626,838,413

Repurchase Agreements(c) – 27.4%
ABN Amro Bank N.V.
$99,000,000	0.290	%(a)	12/04/13	$ 99,000,000
Maturity Value: $99,005,583
Settlement Date: 11/27/13
Collateralized by various equity securities. The aggregate market value of the collateral, including accrued interest, was $106,920,008.

BNP Paribas Securities Corp.
300,000,000	0.210		12/02/13	300,000,000
Maturity Value: $300,005,250
Collateralized by various equity securities and an Exchange-Traded Fund. The aggregate market value of the collateral, including accrued interest, was $324,000,033.
300,000,000	0.210		12/02/13	300,000,000
Maturity Value: $300,005,250

Collateralized by various corporate security issuers, 1.000% to 7.875%, due 03/15/14 to 02/15/33, various equity securities and various Exchange-Traded Funds. The aggregate market value of the collateral, including accrued interest, was $328,563,745.

75,000,000	0.460		12/02/13	75,000,000
Maturity Value: $75,002,875

Collateralized by various asset-backed obligations, 0.988% to 5.488%, due 04/29/19 to 04/25/36, various corporate security issuers, 2.300% to 11.250%, due 09/15/14 to 11/01/31, Federal National Mortgage Association, 0.000%, due 10/09/19 and various mortgage-backed obligations, 2.142% to 3.738%, due 10/25/23 to 07/25/46. The aggregate market value of the collateral, including accrued interest, was $83,168,327.

400,000,000	0.260		12/04/13	400,000,000
Maturity Value: $400,020,222
Settlement Date: 11/27/13

Collateralized by various corporate security issuers, 1.000% to 7.500%, due 06/15/14 to 10/15/39, various equity securities and various Exchange-Traded Funds. The aggregate market value of the collateral, including accrued interest, was $434,658,700.

295,000,000	0.430		12/04/13	295,000,000
Maturity Value: $295,024,665
Settlement Date: 11/27/13
Collateralized by various corporate security issuers, 0.250% to 7.000%, due 02/15/14 to 10/15/38. The aggregate market value of the collateral, including accrued interest, was $324,500,356.
300,000,000	0.180	(a)(d)	12/09/13	300,000,000
Maturity Value: $300,535,500
Settlement Date: 03/11/13

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 01/01/17 to 10/01/43, Federal National Mortgage Association, 2.000% to 7.000%, due 01/01/17 to 11/01/43 and Government National Mortgage Association, 2.500% to 5.000%, due 02/15/27 to 09/20/43. The aggregate market value of the collateral, including accrued interest, was $305,999,995.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
BNYMellon Investments
$548,600,000	0.110%		12/02/13	$ 548,600,000
Maturity Value: $548,605,029
Collateralized by U.S. Treasury Bond, 3.750%, due 08/15/41. The market value of the collateral, including accrued interest, was $565,705,162.

Credit Suisse Securities (USA) LLC
200,000,000	0.516	(a),(e)	01/02/14	200,000,000
Maturity Value: $200,209,266
Settlement Date: 10/21/13
Collateralized by various asset-backed obligations, 0.456% to 6.200%, due 06/01/17 to 02/20/41. The aggregate market value of the collateral, including accrued interest, was $233,143,316.

Deutsche Bank Securities, Inc.
97,000,000	0.410		12/02/13	97,000,000
Maturity Value: $97,003,314

Collateralized by various corporate security issuers, 0.000% to 7.500%, due 10/01/15 to 08/31/19, various equity securities and an Exchange-Traded Fund. The aggregate market value of the collateral, including accrued interest, was $104,846,779.

HSBC Securities, Inc.
65,000,000	0.260		12/02/13	65,000,000
Maturity Value: $65,001,408
Collateralized by various corporate security issuers, 0.700% to 10.000%, due 01/15/14 to 10/15/39. The aggregate market value of the collateral, including accrued interest, was $71,505,797.

ING Financial Markets LLC
430,000,000	0.160		12/02/13	430,000,000
Maturity Value: $430,005,733

Collateralized by various corporate security issuers, 0.165% to 9.700%, due 06/04/14 to 03/01/44 and a government security issuer, 6.000%, due 01/17/17. The aggregate market value of the collateral, including accrued interest, was $451,605,613.

100,000,000	0.190	(a)	12/02/13	100,000,000
Maturity Value: $100,146,195
Settlement Date: 02/28/13
Collateralized by Federal National Mortgage Association, 2.500% to 3.500%, due 06/01/28 to 05/01/42. The aggregate market value of the collateral, including accrued interest, was $102,001,652.
100,000,000	0.200	(a)(d)	12/09/13	100,000,000
Maturity Value: $100,203,891
Settlement Date: 04/12/13
Collateralized by Federal National Mortgage Association, 3.500%, due 05/01/42 to 02/01/43. The aggregate market value of the collateral, including accrued interest, was $102,002,287.

Joint Repurchase Agreement Account III
1,927,300,000	0.090		12/02/13	1,927,300,000
Maturity Value: $1,927,314,455

JPMorgan Securities LLC
100,000,000	0.540	(e)	12/18/13	100,000,000
Maturity Value: $100,180,000
Settlement Date: 08/20/13
Collateralized by various mortgage-backed obligations, 0.000% to 6.984%, due 02/25/35 to 06/12/50. The aggregate market value of the collateral, including accrued interest, was $115,001,456.
200,000,000	0.580	(e)	02/03/14	200,000,000
Maturity Value: $200,393,111
Settlement Date: 10/04/13
Collateralized by various mortgage-backed obligations, 0.000% to 6.634%, due 04/15/17 to 05/20/47. The aggregate market value of the collateral, including accrued interest, was $230,000,566.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Merrill Lynch Government Securities, Inc.
$ 136,700,000	0.100%		12/02/13	$ 136,700,000
Maturity Value: $136,701,139

Collateralized by a corporate security issuer, 0.000%, due 10/03/22, Federal Farm Credit Bank 1.820% to 2.080%, due 09/24/18 to 04/29/22, Federal Home Loan Bank, 0.000% to 6.700%, due 01/29/14 to 08/08/22, Federal Home Loan Mortgage Corp., 0.000% to 5.000%, due 10/06/14 to 01/13/22, Federal National Mortgage Association, 0.000% to 8.200%, due 12/16/13 to 06/12/17 and Tennessee Valley Authority, 0.000% to 6.250%, due 11/01/14 to 08/15/22. The aggregate market value of the collateral, including accrued interest, was $139,434,522.

150,000,000	0.230		12/02/13	150,000,000
Maturity Value: $150,004,792
Settlement Date: 11/27/13

Collateralized by various corporate security issuers, 0.750% to 9.000%, due 03/01/14 to 04/01/63 and various equity securities. The aggregate market value of the collateral, including accrued interest, was $163,631,540.

335,000,000	0.460		12/02/13	335,000,000
Maturity Value: $335,012,842
Collateralized by various equity securities and various Mutual Funds. The aggregate market value of the collateral, including accrued interest, was $361,792,736.

RBS Securities, Inc.
295,000,000	0.760	(a)(e)	12/12/13	295,000,000
Maturity Value: $296,307,833
Settlement Date: 05/16/13

Collateralized by various asset-backed obligations, 0.000% to 7.500%, due 12/25/30 to 08/25/52, various corporate security issuers, 0.000% to 12.750%, due 01/16/14 to 02/05/39, Federal Home Loan Mortgage Corp. Stripped Security, 5.000%, due 09/15/35 and Federal National Mortgage Association, 1.785% to 5.500%, due 03/01/18 to 12/01/43. The aggregate market value of the collateral, including accrued interest, was $318,976,905.

Societe Generale
100,000,000	0.210		12/02/13	100,000,000
Maturity Value: $100,001,750
Collateralized by various equity securities. The aggregate market value of the collateral, including accrued interest, was $108,000,011.
100,000,000	0.410		12/02/13	100,000,000
Maturity Value: $100,003,417
Collateralized by various corporate security issuers, 1.375% to 6.750%, due 04/15/14 to 10/15/39. The aggregate market value of the collateral, including accrued interest, was $110,000,186.
150,000,000	0.410		12/02/13	150,000,000
Maturity Value: $150,005,125
Collateralized by various corporate security issuers, 1.000% to 11.875%, due 11/17/14 to 05/15/58. The aggregate market value of the collateral, including accrued interest, was $162,484,945.
150,000,000	0.320		12/04/13	150,000,000
Maturity Value: $150,009,333
Settlement Date: 11/27/13
Collateralized by various equity securities. The aggregate market value of the collateral, including accrued interest, was $162,000,024.

UBS Securities LLC
175,000,000	0.450	(a)	12/03/13	175,000,000
Maturity Value: $175,199,063
Settlement Date: 09/03/13
Collateralized by various corporate security issuers, 0.250% to 10.000%, due 03/01/14 to 06/15/38. The aggregate market value of the collateral, including accrued interest, was $192,501,003.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
UBS Securities LLC – (continued)
$ 250,000,000	0.450	%(a)(d)	12/09/13	$ 250,000,000
Maturity Value: $250,284,375
Settlement Date: 09/09/13
Collateralized by various corporate security issuers, 0.000% to 8.500%, due 03/01/14 to 10/15/39. The aggregate market value of the collateral, including accrued interest, was $275,000,287.

Wells Fargo Securities LLC
250,000,000	0.450	(e)	12/16/13	250,000,000
Maturity Value: $250,284,375
Settlement Date: 09/16/13

Collateralized by various asset-backed obligations, 0.000% to 9.300%, due 07/01/15 to 01/25/46, various corporate security issuers, 0.000% to 12.000%, due 01/15/13 to 05/21/43, Federal Home Loan Mortgage Corp., 1.645% to 5.405%, due 05/25/18 to 08/25/45, various government agency security issuers, 0.000%, due 08/08/14 to 06/06/19, Government National Mortgage Association, 5.000%, due 03/20/40, various mortgage-backed obligations, 0.100% to 7.690%, due 05/25/20 to 01/15/49 and a municipal debt obligation, 0.220%, due 10/01/22. The aggregate market value of the collateral, including accrued interest was, $270,150,720.

50,000,000	0.450	(e)	01/14/14	50,000,000
Maturity Value: $50,068,750
Settlement Date: 09/26/13

Collateralized by various asset-backed obligations, 0.438% to 6.810%, due 08/21/18 to 01/25/46, various corporate security issuers, 0.000% to 9.000%, due 12/16/13 to 12/15/43, Federal Home Loan Mortgage Corp.,1.661% to 5.405%, due 08/25/20 to 09/25/43 and various mortgage-backed obligations, 0.150% to 6.000%, due 11/06/17 to 12/25/48. The aggregate market value of the collateral, including accrued interest was, $53,677,397.

100,000,000	0.450	(e)	02/07/14	100,000,000
Maturity Value: $100,113,750
Settlement Date: 11/08/13

Collateralized by various asset-backed obligations, 0.000% to 7.151%, due 07/17/17 to 11/25/60, various corporate security issuers, 0.000% to 9.750%, due 12/31/13 to 11/01/43, Federal Home Loan Mortgage Corp., 1.661% to 2.248%, due 05/25/18 to 08/25/20, Government National Mortgage Association, 5.000%, due 03/20/40, various mortgage-backed obligations, 0.100% to 8.340%, due 03/15/22 to 07/25/48 and various municipal debt obligations, 0.220% to 1.501%, due 11/01/21 to 06/25/42. The aggregate market value of the collateral, including accrued interest was, $108,111,313.

TOTAL REPURCHASE AGREEMENTS				$ 7,778,600,000

TOTAL INVESTMENTS – 100.0%				$ 28,405,438,413

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%				1,087,370

NET ASSETS – 100.0%				$ 28,406,525,783

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2013.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2013, these securities amounted to $1,355,671,820 or approximately 4.8% of net assets.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

(c)	Unless noted, all repurchase agreements were entered into on November 29, 2013. Additional information on Joint Repurchase Agreement Account III appears in the Notes to the Schedule of Investments section.

(d)	The instrument is subject to a demand feature.

(e)	Security has been determined to be illiquid by the Investment Adviser. At November 30, 2013, this security amounted to $1,195,000,000 or approximately 4.2% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LIQ	— Liquidity Agreement
RB	— Revenue Bond
SBPA	— Standby Bond Purchase Agreement
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 33.7%
Aspen Funding Corp.
$115,000,000	0.230%	01/15/14	$ 114,966,937
100,000,000	0.220	01/28/14	99,964,556
25,037,000	0.220	02/26/14	25,023,689
Chariot Funding LLC
25,000,000	0.240	01/21/14	24,991,500
35,000,000	0.240	01/24/14	34,987,400
50,000,000	0.240	02/03/14	49,978,667
50,000,000	0.301	02/25/14	49,964,167
50,000,000	0.301	03/10/14	49,958,750
50,000,000	0.301	03/28/14	49,951,250
50,000,000	0.240	04/15/14	49,955,000
50,000,000	0.300	04/15/14	49,943,750
25,000,000	0.301	06/13/14	24,959,583
25,000,000	0.301	06/16/14	24,958,958
50,000,000	0.301	07/15/14	49,905,833
Gemini Securitization Corp LLC
70,000,000	0.210	12/30/13	69,988,159
100,067,000	0.210	01/07/14	100,045,402
310,000,000	0.210	01/29/14	309,893,308
Gemini Securitization Corp. LLC
100,000,000	0.140	12/23/13	99,991,444
100,000,000	0.220	01/16/14	99,971,889
General Electric Capital Corp.
250,000,000	0.220	05/16/14	249,746,389
Hannover Funding Co. LLC
100,000,000	0.240	12/10/13	99,994,000
30,000,000	0.170	12/12/13	29,998,441
16,000,000	0.250	12/13/13	15,998,667
50,000,000	0.240	12/23/13	49,992,667
30,000,000	0.300	01/09/14	29,990,250
110,168,000	0.300	01/15/14	110,126,687
20,000,000	0.230	02/05/14	19,991,567
50,000,000	0.240	02/11/14	49,976,000
75,000,000	0.230	02/18/14	74,962,146
Jupiter Securitization Co. LLC
50,000,000	0.240	01/22/14	49,982,666
50,000,000	0.240	02/03/14	49,978,667
50,000,000	0.321	02/04/14	49,971,111
50,000,000	0.240	02/10/14	49,976,333
50,000,000	0.240	02/18/14	49,973,667
50,000,000	0.230	03/04/14	49,970,292
15,000,000	0.301	03/14/14	14,987,125
25,000,000	0.301	03/28/14	24,975,625
50,000,000	0.301	04/04/14	49,948,333
25,000,000	0.301	06/06/14	24,961,042
Kells Funding LLC
75,000,000	0.235	02/18/14	74,961,323
65,000,000	0.220	05/13/14	64,935,253
85,000,000	0.220	05/14/14	84,914,811
Liberty Street Funding LLC
222,000,000	0.080	12/02/13	221,999,506
50,000,000	0.140	12/06/13	49,999,028
100,000,000	0.140	12/13/13	99,995,333
100,000,000	0.150	01/23/14	99,977,917
LMA Americas LLC
45,000,000	0.170	12/20/13	44,995,962
200,000,000	0.180	01/02/14	199,968,000
79,700,000	0.180	01/03/14	79,686,850
176,000,000	0.180	01/09/14	175,965,680
Matchpoint Master Trust
261,000,000	0.100	12/04/13	260,997,825

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – (continued)
Newport Funding Corp.
$50,000,000	0.230%	01/15/14	$ 49,985,625
125,082,000	0.220	02/10/14	125,027,728
70,000,000	0.220	02/19/14	69,965,778
25,037,000	0.220	02/26/14	25,023,689
Nieuw Amsterdam Receivables Corp.
173,000,000	0.150	01/06/14	172,974,050
125,000,000	0.150	01/08/14	124,980,208
45,000,000	0.230	01/17/14	44,986,488
85,000,000	0.180	02/06/14	84,971,525
Old Line Funding LLC
50,000,000	0.240	04/14/14	49,955,333
PNC Bank N.A.
200,000,000	0.250	03/17/14	200,000,000
Regency Markets No. 1 LLC
200,000,000	0.140	12/04/13	199,997,667
45,000,000	0.140	12/05/13	44,999,300
Victory Receivables Corp.
108,500,000	0.150	12/05/13	108,498,192
50,777,000	0.150	12/10/13	50,775,096
50,929,000	0.170	01/21/14	50,916,735
62,094,000	0.170	01/22/14	62,078,752
100,000,000	0.170	01/23/14	99,974,972

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$ 5,548,410,543

Certificates of Deposit – 3.0%
Bank of America, N.A.
$250,000,000	0.200%	02/21/14	$ 250,000,000
Citibank N.A.
250,000,000	0.170	02/21/14	250,000,000

TOTAL CERTIFICATES OF DEPOSIT			$ 500,000,000

Fixed Rate Municipal Debt Obligations – 0.6%
Regents of the University of California Series 2013 B
$48,500,000	0.140%	12/02/13	$ 48,499,811
Regional Transportation Authority, Illinois RB Series 2012 A
19,250,000	1.044	04/01/14	19,284,511
8,000,000	1.064	06/01/14	8,012,463
Rutgers State University Series 2013 C (Wachovia Bank, LIQ)
20,000,000	0.200	12/03/13	20,000,000

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS			$ 95,796,785

Time Deposits – 3.3%
Branch Banking & Trust Co.
$350,000,000	0.060%	12/02/13	$ 350,000,000
Citibank N.A.
200,000,000	0.090	12/02/13	200,000,000

TOTAL TIME DEPOSITS			$ 550,000,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 11.5%
Federal Home Loan Bank
$50,000,000	0.140%		01/08/14	$ 49,999,340
83,750,000	0.125		01/17/14	83,746,994
75,000,000	0.140		01/17/14	74,998,282
45,245,000	0.375		01/29/14	45,261,324
205,000,000	0.136	(a)	06/24/14	204,964,850
73,000,000	0.125		07/01/14	72,960,688
80,000,000	0.190		07/11/14	79,991,242
162,000,000	0.245		07/25/14	162,000,000
123,000,000	0.250		07/25/14	123,000,000
99,500,000	0.148	(a)	08/15/14	99,485,717
100,000,000	0.170		09/30/14	99,985,888
81,300,000	0.245		10/07/14	81,300,000
200,000,000	0.205		10/14/14	200,000,000
Federal Home Loan Mortgage Corporation
14,000,000	4.500		01/15/14	14,074,653
34,157,000	5.000		01/30/14	34,428,158
100,000,000	1.375		02/25/14	100,283,746
Federal National Mortgage Association
200,000,000	0.134	(a)	02/27/15	199,938,101
Overseas Private Investment Corp. (USA)
84,500,000	0.120	(a)	12/09/13	84,500,000
85,000,000	0.130	(a)	12/09/13	85,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 1,895,918,983

U.S. Treasury Obligations – 6.3%
United States Treasury Bill
$1,000,000,000	0.065%		12/26/13	$ 999,954,861
United States Treasury Note
30,000,000	2.625		07/31/14	30,481,533

TOTAL U.S. TREASURY OBLIGATIONS				$ 1,030,436,394

Variable Rate Municipal Debt Obligations(a) – 6.9%
BlackRock Municipal Income Trust VRDN RB Putters Series 2012-T0008 (JPMorgan Chase Bank N.A., LIQ)(b)
$35,500,000	0.140%		12/02/13	$ 35,500,000
BlackRock MuniHoldings Investment Quality Fund VRDN Tax-Exempt Preferred Series 2011 W-7-2746 (Bank of America N.A., LIQ)(b)
42,500,000	0.270		12/09/13	42,500,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
30,000,000	0.140		12/02/13	30,000,000
BlackRock MuniYield Fund, Inc. VRDN Tax-Exempt Preferred Series 2011 W-7-2514 (Bank of America N.A., LIQ)(b)
38,000,000	0.270		12/09/13	38,000,000
City of Chicago Sales Tax VRDN RB Refunding Series 2002 RMKT (JPMorgan Chase Bank N.A., SPA)
11,365,000	0.230		12/02/13	11,365,000
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2000 A (Surety-MBIA) (Bayerische Landesbank, SPA)
72,500,000	0.150		12/09/13	72,500,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2008 E (GO of Authority) (Bank of America N.A., SPA)
59,045,000	0.070		12/09/13	59,045,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2012 D Subseries D-3 (Bank of Tokyo-Mitsubishi UFJ, SPA)
$1,700,000	0.080%	12/09/13	$ 1,700,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2013 Subseries B-5 (Bank of Tokyo-Mitsubishi UFJ, SPA)
8,700,000	0.090	12/09/13	8,700,000
Cook County, Illinois GO VRDN Capital Improvement Series 2002 B (Bank of NY Mellon, SPA)
26,800,000	0.120	12/09/13	26,800,000
Denver City & County VRDN RB SPEARS Series 2012-DBE-1129X (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(b)
13,100,000	0.120	12/09/13	13,100,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2514 (JPMorgan Chase Bank N.A., LIQ)
27,105,000	0.100	12/09/13	27,105,000
Hawaii State Department of Budget & Finance VRDN RB P-Floats Series 2012-MT-828 (AMBAC) (Bank of America N.A., LIQ)(b)
19,180,000	0.250	12/09/13	19,180,000
Illinois Health Facilities Authority VRDN RB for Evanston Hospital Corp. Series 1996 RMKT (JPMorgan Chase Bank N.A., SPA)
35,930,000	0.060	12/09/13	35,930,000
Kentucky Municipal Power Agency VRDN RB Floaters Series 2010 B002 (Assured Guaranty) (Morgan Stanley Bank, LIQ)(b)
20,000,000	0.400	12/09/13	20,000,000
Massachusetts Bay Transportation Authority VRDN RB for General Transportation System Series 2000 A2 RMKT (GO of Authority) (Bank of America N.A., SPA)
52,220,000	0.090	12/09/13	52,220,000
Massachusetts Water Resources Authority VRDN RB for Multi-Modal Subordinated Series 1999 B (GO of Authority) (Helaba, LOC)
28,200,000	0.080	12/09/13	28,200,000
Michigan Strategic Fund VRDN RB P-Floats Series 2013 MT-840 (GTY AGMT-Bank of America N.A.) (Bank of America N.A., LIQ)(b)
8,745,000	0.170	12/09/13	8,745,000
New Mexico Educational Assistance Foundation VRDN RB P-Floats Series 2013 TN-042 (Bank of America N.A., LIQ)(b)
26,360,000	0.420	12/09/13	26,360,000
New York City GO VRDN Series 2006 I Subseries I-3 (Bank of America N.A., LOC)
27,835,000	0.100	12/02/13	27,835,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2003 F Subseries F-2 (Bayerische Landesbank, SPA)
13,000,000	0.080	12/02/13	13,000,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1999 Subseries B-3 (JPMorgan Chase Bank N.A., SPA)
390,000	0.050	12/09/13	390,000
New York State Local Government Assistance Corp. VRDN RB Refunding Subordinate Lien Series 2003-4V RMKT (GO of Corp.) (Bank of America N.A., SPA)
24,360,000	0.080	12/09/13	24,360,000
Nuveen Dividend Advantage Municipal Fund #2 VRDN Tax-Exempt Preferred Series 2010-2 (Deutsche Bank A.G., LIQ)(b)(c)
19,300,000	0.160	12/09/13	19,300,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDN Tax- Exempt Preferred Series 2010-1 (Deutsche Bank A.G., LIQ)(b)
27,000,000	0.190	12/09/13	27,000,000
Nuveen Municipal Opportunity Fund, Inc. VRDN Tax-Exempt Preferred Series 2010 (Citibank N.A., LIQ)(b)
7,900,000	0.150	12/09/13	7,900,000
Omaha Parking Facilities Corp. VRDN RB Putters Series 2013 SGT06 (Societe Generale, LIQ)(b)
19,500,000	0.150	12/02/13	19,500,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
Port Authority of New York & New Jersey VRDN RB ROCS RR-II R-11589 Series 2008 (FGIC GO of Authority) (Citibank N.A., LIQ)(b)
$18,165,000	0.100%		12/09/13	$ 18,165,000
Port Authority of New York & New Jersey VRDN RB SPEARS Series 2013-DB-1201 (GO of Authority) (Deutsche Bank A.G., LIQ)(b)
15,000,000	0.100		12/09/13	15,000,000
Port of Corpus Christi Authority of Nueces County VRDN RB for Flint Hills Resources Series 2002 A (GTY AGMT-Flint Hills Resources)
25,000,000	0.060		12/09/13	25,000,000
Port of Corpus Christi Authority of Nueces County VRDN RB for Flint Hills Resources Series 2003 (GTY AGMT-Flint Hills Resources)
8,500,000	0.070		12/09/13	8,500,000
Port of Corpus Christi Authority of Nueces County VRDN RB for Flint Hills Resources Series 2007 (GTY AGMT-Flint Hills Resources)
30,000,000	0.070		12/09/13	30,000,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2009 C
23,400,000	0.170		12/02/13	23,400,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 Subseries E
22,900,000	0.170		12/02/13	22,900,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB Refunding for Motiva Enterprises LLC Series 2010 B
59,215,000	0.200		12/02/13	59,215,000
Regents of the University of California VRDN RB Series 2011 Y-1
18,600,000	0.748		07/01/14	18,622,559
South Texas Higher Education Authority, Inc. VRDN RB P-Floats Series 2013 TN-043 (Guaranteed Student Loans) (Bank of America N.A., LIQ)(b)
11,645,000	0.420		12/09/13	11,645,000
State of New Jersey TRANS Series 2013(b)
100,000,000	0.358		12/03/13	100,000,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources Series 2008 C (JPMorgan Chase Bank N.A., SPA)
33,900,000	0.060		12/02/13	33,900,000
Texas State GO VRDN Refunding Taxable Series 2010 D RMKT (Bank of Tokyo-Mitsubishi UFJ, SPA)
12,630,000	0.120		12/09/13	12,630,000
Texas State GO VRDN Refunding Taxable Series 2010 E (Sumitomo Mitsui Banking Corp., LIQ)
22,200,000	0.130		12/09/13	22,200,000
Texas State GO VRDN Refunding Taxable Veterans Series 2010 B RMKT (Sumitomo Mitsui Banking Corp., SPA)
19,000,000	0.120		12/09/13	19,000,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Children’s Hospital Floater Certificates Series 2009-58C (Wells Fargo & Co., LIQ)(b)
9,815,000	0.080		12/09/13	9,815,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$ 1,126,227,559

Variable Rate Obligations(a) – 12.1%
JPMorgan Chase Bank N.A.
$550,000,000	0.338%		12/07/14	$ 550,000,000
Kells Funding LLC
50,000,000	0.198	(b)	03/03/14	50,000,000
100,000,000	0.205	(b)	07/31/14	99,993,584
Metropolitan Life Global Funding I
250,000,000	0.474	(b)	05/09/14	250,000,000
Providence Health & Services (U.S. Bank N.A., SBPA)
46,790,000	0.140		12/09/13	46,790,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Obligations(a) – (continued)
State Street Bank & Trust Co.
$500,000,000	0.322%		12/18/14	$ 500,000,000
Versailles Commercial Paper LLC
170,000,000	0.227	(b)	01/04/14	170,000,000
Wells Fargo Bank N.A.
125,000,000	0.342		12/19/14	125,000,000
205,000,000	0.350		12/22/14	205,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$ 1,996,783,584

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 12,743,573,848

Repurchase Agreements(d) – 22.7%
BNP Paribas Securities Corp.
$200,000,000	0.180	%(a)(e)	12/09/13	$ 200,000,000
Maturity Value: $200,357,000
Settlement Date: 03/11/13

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.000%, due 03/01/17 to 06/01/43, Federal National Mortgage Association, 2.500% to 6.500%, due 09/01/16 to 09/01/43 and Government National Mortgage Association, 4.500%, due 08/15/33. The aggregate market value of the collateral, including accrued interest, was $203,999,998.

BNYMellon Investments
315,000,000	0.110		12/02/13	315,000,000
Maturity Value: $315,002,888
Collateralized by U.S. Treasury Bond, 3.750%, due 08/15/41. The market value of the collateral, including accrued interest, was $324,823,929.

ING Financial Markets LLC
250,000,000	0.090		12/02/13	250,000,000
Maturity Value: $250,001,875

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 7.000%, due 10/01/38 to 12/01/42 and Federal National Mortgage Association, 2.500% to 7.000%, due 02/01/23 to 01/01/48. The aggregate market value of the collateral, including accrued interest, was $255,000,454.

150,000,000	0.190	(a)	12/02/13	150,000,000
Maturity Value: $150,219,293
Settlement Date: 02/28/13

Collateralized by Federal Home Loan Mortgage Corp., 3.000% , due 02/15/43, Federal National Mortgage Association, 3.000% to 6.434%, due 10/25/35 to 01/25/43 and Government National Mortgage Association, 4.000% to 6.532%, due 02/20/38 to 07/20/41. The aggregate market value of the collateral, including accrued interest, was $154,725,896.

100,000,000	0.200	(a)(e)	12/09/13	100,000,000
Maturity Value: $100,203,891
Settlement Date: 04/12/13
Collateralized by Federal National Mortgage Association, 3.500%, due 01/01/43 to 02/01/43. The aggregate market value of the collateral, including accrued interest, was $102,001,313.

Joint Repurchase Agreement Account I
500,000,000	0.081		12/02/13	500,000,000
Maturity Value: $500,003,379

Joint Repurchase Agreement Account III
600,000,000	0.090		12/02/13	600,000,000
Maturity Value: $600,004,500

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
JPMorgan Chase Securities LLC
$270,000,000	0.080%		12/02/13	$ 270,000,000
Maturity Value: $270,001,800
Collateralized by Federal National Mortgage Association, 2.000% to 6.000%, due 04/01/22 to 11/01/43. The aggregate market value of the collateral, including accrued interest, was $275,400,575.
150,000,000	0.580	(f)	02/03/14	150,000,000
Maturity Value: $150,294,833
Settlement Date: 10/04/13
Collateralized by various mortgage-backed obligations, 0.000% to 6.250%, due 07/15/19 to 08/12/48. The aggregate market value of the collateral, including accrued interest, was $172,500,169.

Merrill Lynch Government Securities, Inc.
100,000,000	0.230		12/02/13	100,000,000
Maturity Value: $100,003,194
Settlement Date: 11/27/13

Collateralized by various corporate security issuers, 0.000% to 9.000%, due 04/01/14 to 04/01/63, various equity securities and an Exchange-Traded Fund. The aggregate market value of the collateral, including accrued interest, was $109,311,171.

300,000,000	0.460		12/02/13	300,000,000
Maturity Value: $300,011,500
Collateralized by various equity securities and various mutual funds. The aggregate market value of the collateral, including accrued interest, was $324,011,554.

Morgan Stanley & Co. LLC
150,000,000	0.090		12/02/13	150,000,000
Maturity Value: $150,001,125

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.000%, due 05/01/25 to 05/01/43 and Federal National Mortgage Association, 2.500% to 9.500%, due 04/01/15 to 08/01/43. The aggregate market value of the collateral, including accrued interest, was $152,999,999.

RBC Capital Markets LLC
250,000,000	0.090		12/02/13	250,000,000
Maturity Value: $250,001,875

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 4.500%, due 07/01/41 to 08/01/43 and Federal National Mortgage Association, 3.000% to 4.500%, due 02/01/33 to 10/01/43. The aggregate market value of the collateral, including accrued interest, was $255,000,001.

Wells Fargo Securities LLC
250,000,000	0.450	(f)	12/19/13	250,000,000
Maturity Value: $250,281,250
Settlement Date: 09/20/13

Collateralized by various asset-backed obligations, 0.000% to 9.300%, due 06/16/14 to 08/27/51, various corporate security issuers, 0.000% to 11.250%, due 12/05/13 to 12/15/43, Federal Home Loan Mortgage Corp., 1.176% to 5.405%, due 05/25/18 to 09/25/43, a government agency security, 0.000%, due 10/05/18 and various mortgage-backed obligations, 0.000% to 6.500%, due 09/15/21 to 11/23/50. The aggregate market value of the collateral, including accrued interest, was $270,816,719.

50,000,000	0.450	(f)	01/14/14	50,000,000
Maturity Value: $50,068,750
Settlement Date: 09/26/13

Collateralized by various asset-backed obligations, 0.438% to 1.138%, due 08/17/15 to 05/25/37, various corporate security issuers, 0.000% to 9.750%, due 07/23/14 to 11/01/43, Federal Home Loan Mortgage Corp.,1.661%, due 08/25/20 and various mortgage-backed obligations, 0.486% to 5.750%, due 03/25/35 to 11/10/45. The aggregate market value of the collateral, including accrued interest, was $53,406,583.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
Wells Fargo Securities LLC – (continued)
$100,000,000	0.450%	(f)	02/07/14	$ 100,000,000

Maturity Value: $100,113,750
Settlement Date: 11/08/13

Collateralized by various asset-backed obligations, 0.000% to 6.310%, due 08/15/17 to 05/25/37, various corporate security issuers, 0.000% to 9.750%, due 03/07/14 to 05/21/43, Federal Home Loan Mortgage Corp., 1.493% to 1.661%, due 08/25/20 to 05/25/40 and various mortgage-backed obligations, 0.386% to 6.000%, due 08/25/35 to 05/10/63. The aggregate market value of the collateral, including accrued interest, was $107,525,955.

TOTAL REPURCHASE AGREEMENTS	$ 3,735,000,000

TOTAL INVESTMENTS – 100.1%	$ 16,478,573,848

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%	(18,826,313)

NET ASSETS – 100.0%	$ 16,459,747,535

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2013.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2013, these securities amounted to $1,001,703,584 or approximately 6.1% of net assets.

(c)	All or a portion represents a forward commitment.

(d)	Unless noted, all repurchase agreements were entered into on November 29, 2013. Additional information on Joint Repurchase Agreement Account I and III appears in the Notes to the Schedule of Investments section.

(e)	The instrument is subject to a demand feature.

(f)	Security has been determined to be illiquid by the Investment Adviser. At November 30, 2013, these securities amounted to $550,000,000 or approximately 3.3% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
FGIC	— Insured by Financial Guaranty Insurance Co.
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SBPA	— Standby Bond Purchase Agreement
SPA	— Standby Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 99.5%
California – 96.5%
ABAG Finance Authority for Non-Profit Corporations VRDN RB for Sharp Healthcare Series 2009-C (Citibank N.A. LOC)
$450,000	0.050%	12/09/13	$ 450,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area CR-PT-4708 Series 2011 (Bank of America N.A., LIQ)(a)
1,000,000	0.050	12/09/13	1,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area P-Floats Series 2013-MT-841 (Bank of America N.A., LIQ)(a)
800,000	0.070	12/09/13	800,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area SPEARS Series 2011-DB-1043 (Deutsche Bank A.G., LIQ)(a)
2,600,000	0.070	12/09/13	2,600,000
California Educational Facilities Authority RB for Stanford University Series 2008 T-4
2,800,000	5.000	03/15/14	2,837,434
California Educational Facilities Authority VRDN RB for California Institute of Technology Floater Certificates Series 2009-42C (GO of Institution) (Wells Fargo & Co., LIQ)(a)
995,000	0.060	12/09/13	995,000
California Educational Facilities Authority VRDN RB for California Institute of Technology Series 2006-B (GO of Institution)
2,900,000	0.030	12/09/13	2,900,000
California Educational Facilities Authority VRDN RB for Claremont McKenna College Putters Series 2009-3580 (JPMorgan Chase Bank, LIQ)(a)
6,380,000	0.060	12/09/13	6,380,000
California Educational Facilities Authority VRDN RB for Scripps College Putters Series 2008-2953 (JPMorgan Chase Bank N.A., LIQ)(a)
2,300,000	0.060	12/09/13	2,300,000
California Educational Facilities Authority VRDN RB for Stanford University Floaters Series 2013-3336 (Credit Suisse, LIQ)(a)
1,500,000	0.050	12/09/13	1,500,000
California Educational Facilities Authority VRDN RB for Stanford University Series 1999 L
3,700,000	0.040	12/09/13	3,700,000
California Educational Facilities Authority VRDN RB for University of Southern California Eagle Series 2007-0064 Class A (Citibank N.A., LIQ)(a)
1,000,000	0.060	12/09/13	1,000,000
California Educational Facilities Authority VRDN RB for University of Southern California Floater Trust Series 2009-11B (Barclays Bank PLC, LIQ)(a)
2,300,000	0.070	12/09/13	2,300,000
California Educational Facilities Authority VRDN RB for University of Southern California Floaters Series 2010-3144 (Morgan Stanley Bank N.A., LIQ)(a)
2,976,640	0.060	12/02/13	2,976,640
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2009-3424 (JPMorgan Chase Bank N.A., LIQ)(a)
690,000	0.060	12/09/13	690,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1993 L
1,650,000	0.040	12/09/13	1,650,000
California Health Facilities Financing Authority VRDN RB Floaters Series 2007-1858 (GTY AGMT-Wells Fargo & Co.) (Wells Fargo & Co., LIQ)
4,381,000	0.050	12/09/13	4,381,000
California Health Facilities Financing Authority VRDN RB for Adventist Health System P-Floats Series 2011-PT-4699 (NATL-RE) (Bank of America N.A., SPA)(a)
1,760,000	0.220	12/09/13	1,760,000
California Health Facilities Financing Authority VRDN RB for Catholic Healthcare Series 1988 C (NATL-RE) (JPMorgan Chase Bank N.A., LOC)
3,000,000	0.090	12/09/13	3,000,000
California Health Facilities Financing Authority VRDN RB for Catholic Healthcare West Series 2005 H (Sumitomo Mitsui Banking, LOC)
4,000,000	0.040	12/09/13	4,000,000
California Health Facilities Financing Authority VRDN RB for City of Hope Series 2012 B
5,900,000	0.040	12/09/13	5,900,000
California Health Facilities Financing Authority VRDN RB for Dignity Health SPEARS Series 2012-DBE-1083 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
2,400,000	0.110	12/09/13	2,400,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
California Health Facilities Financing Authority VRDN RB for Lucile Packard Children’s Hospital Floater Series 2012 0-48 (Royal Bank of Canada, LIQ)(a)
$4,000,000	0.050%	12/09/13	$ 4,000,000
California Health Facilities Financing Authority VRDN RB for Providence Health Services Putters Series 2010-3630 (JPMorgan Chase Bank N.A., LIQ)(a)
2,440,000	0.060	12/09/13	2,440,000
California Health Facilities Financing Authority VRDN RB for St. Joseph Health System Series 2011 B (U.S. Bank N.A., LOC)
1,400,000	0.040	12/02/13	1,400,000
California Health Facilities Financing Authority VRDN RB for Sutter Health ROCS RR-II R-11952 Series 2011 (Citibank N.A., LIQ)(a)
1,500,000	0.060	12/09/13	1,500,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Floaters Series 2010-3193 (Deutsche Bank A.G., LIQ)(a)
1,000,000	0.090	12/09/13	1,000,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Series 2008-B-1
2,000,000	0.040	12/09/13	2,000,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J. Paul Getty Trust Series 2011 A-1
2,450,000	0.550	04/01/14	2,452,789
California Infrastructure & Economic Development Bank VRDN RB Refunding for J. Paul Getty Trust Series 2011 A-2
4,000,000	0.550	04/01/14	4,004,610
California Municipal Finance Authority Pollution Control VRDN RB Refunding for Chevron USA Inc. Project Series 2005
800,000	0.030	12/02/13	800,000
California Municipal Finance Authority VRDN RB for Chevron USA, Inc. Recovery Zone Boards Series 2010 A (GTY AGMT-Chevron Corp.)
2,500,000	0.030	12/02/13	2,500,000
California Municipal Finance Authority VRDN RB for Chevron USA, Inc. Recovery Zone Boards Series 2010 B (GTY AGMT-Chevron Corp.)
1,600,000	0.030	12/02/13	1,600,000
California School Cash Reserve Program Authority RN Series 2013 CC
1,000,000	2.000	12/31/13	1,001,449
California School Cash Reserve Program Authority RN Series 2013 W
1,000,000	2.000	01/31/14	1,002,861
California State Department of Water Resources Center Valley Project RB Series 2013 AM
3,000,000	5.000	12/01/13	3,000,000
California State Department of Water Resources Power Supply RB Series 2010 L
3,750,000	5.000	05/01/14	3,823,577
California State Department of Water Resources Power Supply RB Series 2010 M
3,225,000	5.000	05/01/14	3,288,282
California State University VRDN RB Floater Trust Series 2008 K37W (AGM) (Citibank N.A., LIQ)
1,475,000	0.200	12/09/13	1,475,000
California State University VRDN RB ROCS RR-II R-11568 Series 2008 (BHAC-CR AGM) (Citibank N.A., LIQ)(a)
3,000,000	0.100	12/09/13	3,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2013 K
750,000	0.200	04/08/14	750,000
2,000,000	0.200	05/05/14	2,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2013-08-B
1,500,000	0.190	02/05/14	1,500,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2013-9B-1
1,000,000	0.200	03/03/14	1,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2013-D
1,000,000	0.200	06/09/14	1,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2013-K
1,500,000	0.200	06/05/14	1,500,000

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
California Statewide Communities Development Authority VRDN PCRB Refunding for Chevron USA Inc. Project Series 2002 (GTY AGMT-Chevron Corp.)
$6,200,000	0.030%	12/02/13	$ 6,200,000
California Statewide Communities Development Authority VRDN RB for Health Facility Community Hospital Monterey Peninsula Series 2011 B (U.S. Bank N.A., LOC)
6,000,000	0.040	12/09/13	6,000,000
California Statewide Communities Development Authority VRDN RB for John Muir Health Series 2008 A (Wells Fargo Bank N.A., LOC)
2,990,000	0.040	12/02/13	2,990,000
California Statewide Communities Development Authority VRDN RB for John Muir Health Series 2008 C (Wells Fargo Bank N.A. LOC)
1,250,000	0.030	12/02/13	1,250,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente SPEARS Series 2013-DBE-1185 (Deutsche Bank A.G., LIQ)(a)
1,000,000	0.100	12/09/13	1,000,000
Chino Basin Regional Financing Authority VRDN RB Refunding for Inland Empire Utilities Series 2008 B (Union Bank N.A., LOC)
6,400,000	0.040	12/09/13	6,400,000
City of Riverside Electric VRDN RB Refunding Series 2008 A (Bank of America N.A., LOC)
4,000,000	0.030	12/09/13	4,000,000
Desert Community College District GO VRDN Floaters Series 2009-3016 (AGM) (Deutsche Bank A.G., LIQ)(a)
3,035,000	0.110	12/09/13	3,035,000
Desert Sands Unified School District GO TRANS Series 2013
750,000	1.500	01/31/14	751,555
East Bay Municipal Utility District VRDN RB Water System Eagle Series 2013-0010 Class A (Citibank N.A., LIQ)(a)
1,000,000	0.060	12/09/13	1,000,000
East Bay Municipal Utility District VRDN RB Water System Refunding Series 2008 Subseries A-4 RMKT (Wells Fargo Bank N.A., SPA)
3,000,000	0.040	12/09/13	3,000,000
East Bay Municipal Utility District Wastewater System VRDN RB Refunding Series 2008 Subseries C RMKT (Bank of NY Mellon, SPA)
4,100,000	0.040	12/09/13	4,100,000
Eastern California Municipal Water & Sewer District VRDN COPS Refunding Series 2008 D (U.S. Bank N.A., SPA)
825,000	0.040	12/09/13	825,000
Los Angeles Community College District GO VRDN Series 2011-O-4 (Royal Bank of Canada, LIQ)(a)
2,500,000	0.050	12/09/13	2,500,000
Los Angeles Community Redevelopment Agency MF Hsg VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA) (FNMA, LIQ)
7,635,000	0.040	12/09/13	7,635,000
Los Angeles County Housing Authority MF Hsg VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA) (FNMA, LIQ)
2,436,000	0.040	12/09/13	2,436,000
Los Angeles County Schools Pooled Financing Program TRANS Series 2013 C-6
2,000,000	2.000	12/31/13	2,002,865
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Floater Trust Series 2010-27B (Barclays Bank PLC, LIQ)(a)
1,300,000	0.070	12/09/13	1,300,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Floater Trust Series 2010-80W (Barclays Bank PLC, LIQ)(a)
5,245,000	0.070	12/09/13	5,245,000
Los Angeles Department of Water & Power VRDN RB for Power System Series 2002 Subseries A-5 (Barclays Bank PLC, SPA)
2,000,000	0.040	12/09/13	2,000,000
Los Angeles Department of Water & Power VRDN RB Power System Series 2002 Subseries A-4 (JP Morgan Chase Bank, SPA)
3,700,000	0.040	12/09/13	3,700,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-1 (Wells Fargo Bank N.A., SPA)
1,400,000	0.040	12/09/13	1,400,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-7 (Royal Bank of Canada, SPA)
$2,000,000	0.030%	12/09/13	$ 2,000,000
Los Angeles Department of Water & Power Waterworks VRDN RB ROCS RR-II R-12322 Series 2011 (AGM-CR AMBAC) (Citibank N.A., LIQ)(a)
4,315,000	0.060	12/02/13	4,315,000
Los Angeles Department of Water & Power Waterworks VRDN RB Series 2001 Subseries B-4 (Wells Fargo Bank N.A., SPA)
5,000,000	0.040	12/09/13	4,999,980
Metropolitan Water District of Southern California VRDN RB Refunding Series 2008 A-2 (Barclays Bank PLC, SPA)
15,000	0.030	12/09/13	15,000
Orange County Apartment Development VRDN RB Refunding for Park Ridge Villas Series 1998 (FNMA) (FNMA, LIQ)
4,000,000	0.040	12/09/13	4,000,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC, LIQ)
4,100,000	0.040	12/09/13	4,100,000
Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
2,000,000	0.080	12/09/13	2,000,000
Orange County Water District VRDN COPS Putters Series 2010-3686Z (JPMorgan Chase Bank N.A., LIQ)(a)
2,000,000	0.060	12/09/13	2,000,000
Riverside County Teeter Obligation RN Series 2013 D
2,000,000	2.000	10/15/14	2,031,293
Riverside County Transportation Commission Sales Tax VRDN RB Putters Series 2013-4354 (JPMorgan Chase Bank, N.A., LIQ)(a)
1,875,000	0.060	12/09/13	1,875,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments Series 1996 C-RMKT (FNMA) (FNMA, LIQ)
2,510,000	0.040	12/09/13	2,510,000
Sacramento Suburban Water District VRDN COPS Refunding Series 2009 A (Sumitomo Mitsui Banking Corp., LOC)
2,000,000	0.040	12/09/13	2,000,000
San Diego Community College District GO VRDN Floater Series 2011-O-8 (Royal Bank of Canada, LIQ)(a)
1,000,000	0.050	12/09/13	1,000,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank N.A., LIQ)(a)
570,000	0.070	12/09/13	570,000
San Diego County & School District TRANS Series 2013 B-1
1,000,000	2.000	01/31/14	1,003,022
San Diego County & School District TRANS Series 2013 B-2
1,000,000	2.000	04/30/14	1,007,302
San Diego County Water Authority CP Series 2013-95-1 (Bayerische Landesbank Gironzentrale, LIQ)
4,000,000	0.100	12/02/13	4,000,000
3,000,000	0.130	12/02/13	3,000,000
Santa Clara County Financing Authority VRDN RB Refunding for Multiple Facilities Projects Series 2008 M (Bank of America N.A., LOC)
5,400,000	0.060	12/09/13	5,400,000
Santa Rosa Wastewater VRDN RB SPEARS Series 2007-DBE-395 (AMBAC) (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
775,000	0.130	12/09/13	775,000
Southern California Public Power Authority VRDN RB for Milford Wind Corridor Phase II Project SPEARS Series 2012-DB-1048 (Deutsche Bank A.G., LIQ)
1,000,000	0.070	12/09/13	1,000,000
Southern California Public Power Authority VRDN RB Refunding for Magnolia Power Project Series 2009 A-1 (U.S. Bank N.A., LOC)
2,000,000	0.040	12/09/13	2,000,000
State of California Department of Water Resources RB Refunded for Central Valley Project Series 2005-AC (NATL-RE)
1,250,000	5.000	12/01/14	1,309,788
State of California Department of Water Resources RB Unrefunded for Central Valley Project Series 2005-AC (NATL-RE)
1,540,000	5.000	12/01/14	1,613,849

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
State of California Economic Recovery GO Series 2004 A (NATL)
$1,535,000	5.250%	07/01/14	$ 1,579,470
State of California GO Refunding Series 2005 (NATL)
2,880,000	5.000	03/01/14	2,912,990
State of California GO VRDN SPEARS Series 2007-DB-457 (AGM) (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
1,705,000	0.100	12/09/13	1,705,000
State of California RANS Series 2013-A-2
4,700,000	2.000	06/23/14	4,746,410
The Regents of the University of California Medical Center Pooled VRDN RB Series 2007 B-2 (Wells Fargo Bank N.A., SPA)
1,250,000	0.030	12/02/13	1,250,000
The Regents of the University of California RB Series 2013-AF
1,810,000	2.000	05/15/14	1,824,796
The Regents of the University of California VRDN RB Floater Trust Series 2012-12UX (Barclays Bank PLC, LIQ)(a)
300,000	0.060	12/09/13	300,000
The Regents of the University of California VRDN RB Municipal Floaters Trust Series 2013-23U (Barclays Bank PLC, LIQ)(a)
1,000,000	0.060	12/09/13	1,000,000
University of California RB Unrefunded Series 2007 K (NATL-RE)
1,035,000	5.000	05/15/14	1,057,529
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase Bank, LIQ)
2,500,000	0.060	12/09/13	2,500,000
University of California VRDN RB ROCS RR-II R-12328 Series 2012 (AGM) (Citibank N.A., LIQ)(a)
3,100,000	0.060	12/02/13	3,100,000
Victor Valley Community College District GO VRDN Floater Certificates Series 2009-34C (GTY-AGMT-Wells Fargo & Co.) (Wells Fargo & Co., LIQ)(a)
3,000,000	0.080	12/09/13	3,000,000
West Basin Municipal Water District VRDN COPS Refunding Series 2008 A-1 (Citibank N.A., SPA)
3,045,000	0.080	12/09/13	3,045,000
West Basin Municipal Water District VRDN COPS Refunding Series 2008 A-2 (Citibank N.A., SPA)
2,900,000	0.080	12/09/13	2,900,000

			257,775,491

Puerto Rico – 3.0%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Series 2010-65W (Barclays Bank PLC, LIQ)(a)
750,000	0.300	12/09/13	750,000
Puerto Rico Sales Tax Financing Corp. VRDN RB for Municipal Securities Trust Receipts Series 2007-SGC 4 Class A (Societe Generale, LIQ)
4,250,000	0.330	12/09/13	4,250,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS RR-II R-11760 Series 2009 (Citibank N.A., LIQ)(a)
700,000	0.300	12/09/13	700,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS RR-II R-11762 Series 2009 (Citibank N.A., LIQ)(a)
1,000,000	0.300	12/09/13	1,000,000
Puerto Rico Sales Tax Financing Corp. VRDN RB SPEARS Series 2013-DB-1194 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
1,300,000	0.260	12/09/13	1,300,000

			8,000,000

TOTAL INVESTMENTS – 99.5%			$ 265,775,491

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			1,238,186

NET ASSETS – 100.0%			$ 267,013,677

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2013, these securities amounted to $78,111,640 or approximately 29.3% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
CR	— Custodial Receipts
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MF Hsg	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corp.
NATL-RE	— National Reinsurance Corp.
PCRB	— Pollution Control Revenue Bond
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RN	— Revenue Notes
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Standby Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 99.1%
New York – 96.0%
Battery Park City Authority VRDN RB Putters Series 2013-4410 (JPMorgan Chase Bank N.A., LOC) (JPMorgan Chase Bank N.A., LIQ)(a)
$3,000,000	0.100%	01/30/14	$ 3,000,000
Buffalo Fiscal Stability Authority RB Sales Tax & State Aid Secured Series 2005 B
425,000	5.000	09/01/14	440,118
Buffalo Municipal Water Finance Authority Water Systems VRDN RB Refunding Series 2008 (JPMorgan Chase Bank N.A., LOC)
4,900,000	0.050	12/09/13	4,900,000
County of Orange, New York GO Various Purposes Series 2009
870,000	3.000	07/01/14	883,864
County of Westchester, New York GO Series 2009 C(c)
500,000	5.000	11/01/14	521,900
Erie County Fiscal Stability Authority RB Sales Tax & State Aid Secured Series 2010 C
1,180,000	4.000	03/15/14	1,192,515
Erie County IDA School Facility VRDN RB for City School District Buffalo Project Series 2008-3053X (AGM) (Bank of America N.A., LIQ)(b)
2,200,000	0.200	12/09/13	2,200,000
Metropolitan Transportation Authority Dedicated Tax Fund VRDN RB Series 2002 Subseries B-1 RMKT (State Street B&T Co., LOC)
2,000,000	0.030	12/09/13	2,000,000
Metropolitan Transportation Authority RB for Transpiration Series 2013 E
1,000,000	2.000	11/15/14	1,016,886
Metropolitan Transportation Authority VRDN RB for Transportation Series 2013 Subseries G-1A
3,255,000	0.313	11/01/14	3,255,000
Nassau County IDA Civic Facility Refunding & Improvement VRDN RB for Cold Spring Harbor Laboratory Series 1999 RMKT (TD Bank N.A., SPA)
5,500,000	0.050	12/02/13	5,500,000
Nassau County, New York Interim Finance Authority VRDN RB Series 2008 D-1 (Bank of NY Mellon, SPA)
3,085,000	0.060	12/09/13	3,085,000
Nassau County, New York Interim Finance Authority VRDN RB Series 2008 D-2 (JPMorgan Chase Bank N.A., SPA)
1,815,000	0.070	12/09/13	1,815,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank, LOC)
3,100,000	0.080	12/09/13	3,100,000
New York City Health & Hospital Corp. VRDN RB for Health System Series 2008 B (GO of Corp.) (TD Bank N.A., LOC)
4,200,000	0.030	12/09/13	4,200,000
New York City Health & Hospital Corp. VRDN RB for Health System Series 2008 C (GO of Corp.) (TD Bank N.A., LOC)
1,000,000	0.040	12/09/13	1,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 Washington Street Series 2005 A (FNMA, LIQ)
7,700,000	0.040	12/09/13	7,700,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2003 F Subseries F-2 (Bayerische Landesbank, SPA)
1,400,000	0.080	12/02/13	1,400,000
New York City Transitional Finance Authority Future Tax Secured RB Series 2004 Subseries D-2
1,000,000	5.000	11/01/14	1,022,541
New York City Transitional Finance Authority Future Tax Secured RB Series 2011 D
705,000	5.000	02/01/14	710,604
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg, SPA)
1,300,000	0.080	12/02/13	1,300,000
New York City Transitional Finance Authority VRDN RB Series 2002 Subseries 2F (Bayerische Landesbank, LIQ)
1,335,000	0.080	12/02/13	1,335,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT
2,950,000	0.050	12/09/13	2,950,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT
$600,000	0.050%	12/09/13	$ 600,000
New York City Trust for Cultural Resources VRDN RB for Museum of Modern Art Series 2008-3316 (Bank of America N.A., LIQ)(b)
5,200,000	0.100	12/09/13	5,200,000
New York City Trust for Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase Bank N.A., LOC)
2,035,000	0.030	12/09/13	2,035,000
New York City Trust for Cultural Resources VRDN RB for The Juilliard School ROCS-RR-II R-11927 Series 2011 (Citibank N.A., LIQ)(b)
2,400,000	0.060	12/09/13	2,400,000
New York City Trust for Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 B1 (U.S. Bank N.A., SPA)
4,900,000	0.040	12/09/13	4,900,000
New York City Trust for Cultural Resources VRDN RB Refunding for The New York Botanical Garden Series 2009 A (JPMorgan Chase Bank N.A., LOC)
4,000,000	0.070	12/09/13	4,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for New York University Putters Series 2008-3233Z (JPMorgan Chase Bank N.A., LIQ)(b)
1,100,000	0.060	12/09/13	1,100,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University ROCS-RR-II R-11944 Series 2011 (Citibank N.A., LIQ)(b)
1,000,000	0.050	12/09/13	1,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2009 B (U.S. Bank N.A., SPA)
6,100,000	0.030	12/09/13	6,100,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2006 A-1 RMKT (Wells Fargo Bank N.A., LOC)
2,000,000	0.050	12/09/13	2,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Floaters Series 2007-1861 (Wells Fargo Bank N.A., LIQ)
4,045,000	0.050	12/09/13	4,045,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Putters Series 2008-3204 (JPMorgan Chase Bank N.A., LIQ)(b)
2,900,000	0.060	12/09/13	2,900,000
New York State Dormitory Authority State Personal Income Tax RB Series 2009 A
1,665,000	5.000	02/15/14	1,681,189
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 A RMKT (HSBC Bank USA N.A., SPA)
2,000,000	0.050	12/09/13	2,000,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (HSBC Bank USA N.A., SPA)
2,690,000	0.050	12/09/13	2,690,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 A RMKT (TD Bank N.A., LOC)
1,725,000	0.030	12/09/13	1,725,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 B RMKT (TD Bank N.A., LOC)
3,055,000	0.030	12/09/13	3,055,000
New York State Dormitory Authority State Supported Debt VRDN RB for University of Rochester Series 2003 B Convertible (HSBC Bank USA N.A., LOC)
3,205,000	0.050	12/02/13	3,205,000
New York State Dormitory Authority VRDN RB for Columbia University Series 2003 B RMKT
5,050,000	0.040	12/09/13	5,050,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Cancer Center Putters Series 2008-3201 (JPMorgan Chase Bank N.A., LIQ)(b)
1,800,000	0.060	12/09/13	1,800,000

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Cancer Center Putters Series 2008-3209 (JPMorgan Chase Bank N.A., LIQ)(b)
$5,355,000	0.060%	12/09/13	$ 5,355,000
New York State Housing Finance Agency VRDN RB for 600 West 42nd Street Series 2009 A RMKT (FNMA, LIQ)
1,800,000	0.070	12/09/13	1,800,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA, LIQ)
500,000	0.050	12/09/13	500,000
New York State Liberty Development Corp. VRDN RB for 4 World Trade Center Project SPEARS Series 2011-DB-1036X (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(b)
4,000,000	0.100	12/09/13	4,000,000
New York State Local Government Assistance Corp. RB Refunding Series 1993 E (AGM-CR GO of Corp.)
1,030,000	6.000	04/01/14	1,049,456
New York State Local Government Assistance Corp. VRDN RB Refunding Subordinate Lien Series 2003-4V RMKT (GO of Corp.) (Bank of America N.A., SPA)
2,000,000	0.080	12/09/13	2,000,000
New York State Power Authority CP Series 2013-1
6,000,000	0.100	12/12/13	6,000,000
New York State Thruway Authority RB for Second General Highway & Bridge Trust Fund Series 2012 A
2,280,000	5.000	04/01/14	2,315,781
New York State Thruway Authority VRDN RB Floater Series 2008-2800 (Credit Suisse, LIQ)
1,000,000	0.050	12/09/13	1,000,000
Northport-East Northport Union Free School District GO TANS Series 2013 (State Aid Withholding)
2,500,000	1.250	06/26/14	2,514,319
Port Authority of New York & New Jersey CP Series 2013 B
2,430,000	0.120	01/14/14	2,430,000
Port Authority of New York & New Jersey VRDN RB Floater Trust Series 2011-17B (GO of Authority) (Barclays Bank PLC, LIQ)(b)
2,150,000	0.070	12/09/13	2,150,000
Port Authority of New York & New Jersey VRDN RB ROCS-RR-II R-664 Series 2006 (Citibank N.A., LIQ)(b)
2,130,000	0.060	12/09/13	2,130,000
Suffolk County Water Authority VRDN BANS Series 2011 B
1,000,000	0.450	04/01/14	1,000,614
The City of New York GO Series 2013 D
1,000,000	4.000	08/01/14	1,025,323
The City of New York GO VRDN Series 2013 D-5 (PNC Bank N.A., LOC)
2,000,000	0.050	12/02/13	2,000,000
Town of Hempstead, New York GO Public Improvement Series 2011 A
2,255,000	3.000	08/01/14	2,297,649
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2002 F (Helaba, SPA)
1,900,000	0.070	12/02/13	1,900,000

			153,482,759

Puerto Rico – 3.1%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Series 2010-65W (Barclays Bank PLC, LIQ)(b)
750,000	0.300	12/09/13	750,000
Puerto Rico Sales Tax Financing Corp. VRDN RB for Municipal Securities Trust Receipts Series 2007-SGC 4, Class A (Societe Generale, LIQ)
750,000	0.330	12/09/13	750,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS RR-II R-11778 Series 2009 (Citibank N.A., LIQ)(b)
1,150,000	0.300	12/09/13	1,150,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS RR-II R-11892 Series 2010 (Citibank N.A., LIQ)(b)
1,305,000	0.300	12/09/13	1,305,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. VRDN RB SPEARS Series 2013-DB-1194 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(b)
$1,000,000	0.260%	12/09/13	$ 1,000,000

			4,955,000

TOTAL INVESTMENTS – 99.1%			$ 158,437,759

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%			1,457,230

NET ASSETS – 100.0%			$ 159,894,989

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At November 30, 2013, these securities amounted to $3,000,000 or approximately 1.9% of net assets.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2013, these securities amounted to $34,440,000 or approximately 21.5% of net assets.

(c)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
BANS	— Bond Anticipation Notes
CP	— Commercial Paper
CR	— Custodial Receipts
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MF Hsg	— Multi-Family Housing
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Standby Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
TANS	— Tax Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 101.0%
Alabama – 3.6%
Alabama Special Care Facilities Financing Authority VRDN RB for Birmingham Ascension Health Senior Credit Group Putters Series 2008-2959 (JPMorgan Chase Bank N.A., LIQ)(a)
$6,370,000	0.060%	12/09/13	$ 6,370,000
Alabama Special Care Facilities Financing Authority VRDN RB for Birmingham Ascension Health Senior Credit Group Solar Eclipse Series 2007-0046 (U.S. Bank N.A., LOC) (U.S. Bank N.A., LIQ)(a)
16,435,000	0.050	12/09/13	16,435,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 E
900,000	0.070	12/02/13	900,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A
21,000,000	0.060	12/02/13	21,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B
25,000,000	0.060	12/02/13	25,000,000
East Alabama Health Care Authority VRDN RB Series 2012 B
15,000,000	0.080	12/09/13	15,000,000
Huntsville Health Care Authority CP Series 2013
27,500,000	0.150	12/05/13	27,500,000
29,000,000	0.160	01/02/14	29,000,000
25,000,000	0.150	02/10/14	25,000,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998
37,290,000	0.070	12/09/13	37,290,000

			203,495,000

Alaska – 1.6%
Alaska Housing Finance Corp. Home Mortgage VRDN RB Series 2009 A
79,530,000	0.050	12/09/13	79,530,000
City of Valdez Marine Terminal VRDN RB Floater Certificates Series 2011-73C (GTY AGMT-Wells Fargo Bank N.A.) (Wells Fargo Bank N.A., LIQ)(a)
9,565,000	0.060	12/09/13	9,565,000

			89,095,000

Arizona – 3.0%
Arizona Health Facilities Authority VRDN RB for Banner Health P-Floats-PT-4695 Series 2011 (Bank of America N.A., LIQ)(a)
10,500,000	0.100	12/09/13	10,500,000
Arizona Health Facilities Authority VRDN RB for Banner Health Series 2008 G (Wells Fargo Bank N.A., LIQ)
28,000,000	0.050	12/09/13	28,000,000
Arizona Health Facilities Authority VRDN RB for Dignity Health SPEARS Series 2012-DBE-1082 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
18,500,000	0.100	12/09/13	18,500,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2008-3151 (JPMorgan Chase Bank N.A., LIQ)(a)
6,605,000	0.060	12/09/13	6,605,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2009-3466 (JPMorgan Chase Bank N.A., LIQ)(a)
4,065,000	0.060	12/09/13	4,065,000
Arizona State Unemployment Insurance TANS Series 2013 A
10,000,000	1.500	05/07/14	10,056,956
Arizona State Unemployment Insurance TANS Series 2013 B
10,000,000	1.500	05/21/14	10,061,618
Maricopa County Industrial Development Authority Senior Living Facilities VRDN RB Refunding for Christian Care Apartments Series 2005 A (FNMA, LIQ)
10,465,000	0.050	12/09/13	10,465,000
Phoenix Civic Improvement Corp. Water System VRDN RB Putters Series 2009-3458 (JPMorgan Chase Bank N.A., LIQ)(a)
7,140,000	0.060	12/09/13	7,140,000
Phoenix GO VRDN Floaters Series 2007-1882 (Wells Fargo Bank N.A., LIQ)
17,255,000	0.050	12/09/13	17,255,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Arizona – (continued)
Salt River Project Agricultural Improvement & Power District Electric System COPS Series 2003 (NATL-RE)
$11,000,000	5.000%	12/01/13	$ 11,000,000
Salt River Project Agricultural Improvement & Power District Electric System Municipal Trust Receipts VRDN RB Floater Trust Series 2010-21W (Barclays Bank PLC, LIQ)(a)
5,000,000	0.070	12/09/13	5,000,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Eagle Series 2006-0014 Class A (Citibank N.A., SPA)
13,275,000	0.050	12/09/13	13,275,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Floater Series 2009-40C (Wells Fargo & Co., LIQ)(a)
13,100,000	0.080	12/09/13	13,100,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Floaters Trust Series 2009-9W (Barclays Bank PLC, LIQ)(a)
4,050,000	0.070	12/09/13	4,050,000

			169,073,574

California – 13.8%
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area P-Floats Series 2013-MT-841 (Bank of America N.A., LIQ)(a)
4,110,000	0.070	12/09/13	4,110,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area SPEARS Series 2011-DB-1043 (Deutsche Bank A.G., LIQ)(a)
6,145,000	0.070	12/09/13	6,145,000
California Educational Facilities Authority VRDN RB for Stanford University Floaters Series 2013-3346 (Morgan Stanley Bank, LIQ)(a)
3,000,000	0.070	12/09/13	3,000,000
California Educational Facilities Authority VRDN RB for Stanford University Series 2013-3336 (Credit Suisse, LIQ)(a)
14,500,000	0.050	12/09/13	14,500,000
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2009-3424 (JPMorgan Chase Bank N.A., LIQ)(a)
7,305,000	0.060	12/09/13	7,305,000
California Health Facilities Financing Authority VRDN RB Floaters Series 2007-1858 (GTY AGMT-Wells Fargo & Co.) (Wells Fargo & Co., LIQ)
8,789,000	0.050	12/09/13	8,789,000
California Health Facilities Financing Authority VRDN RB for Adventist Health System P-Floats Series 2011-PT-4699 (NATL-RE) (Bank of America N.A., SPA)(a)
19,290,000	0.220	12/09/13	19,290,000
California Health Facilities Financing Authority VRDN RB for Catholic Healthcare West Series 1988 C (NATL-RE) (JPMorgan Chase Bank N.A., LOC)
26,000,000	0.090	12/09/13	26,000,000
California Health Facilities Financing Authority VRDN RB for City of Hope Series 2012 B
26,600,000	0.040	12/09/13	26,600,000
California Health Facilities Financing Authority VRDN RB for Dignity Health SPEARS Series 2012-DBE-1083 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
10,595,000	0.110	12/09/13	10,595,000
California Health Facilities Financing Authority VRDN RB for Sutter Health ROCS RR-II R-11952 Series 2011 (Citibank N.A., LIQ)(a)
7,330,000	0.060	12/09/13	7,330,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Floaters Series 2010-3193 (Deutsche Bank A.G., LIQ)(a)
5,000,000	0.090	12/09/13	5,000,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J. Paul Getty Trust Series 2011 A-1
10,800,000	0.550	04/01/14	10,811,689
California Infrastructure & Economic Development Bank VRDN RB Refunding for J. Paul Getty Trust Series 2011 A-2
49,200,000	0.550	04/01/14	49,256,730
California School Cash Reserve Program Authority RN Series 2013 CC
4,000,000	2.000	12/31/13	4,005,797
California School Cash Reserve Program Authority RN Series 2013 W
18,550,000	2.000	01/31/14	18,603,063

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
California State University VRDN RB Floater Trust Series 2008 K37W (AGM) (Citibank N.A., LIQ)
$19,000,000	0.200%	12/09/13	$ 19,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2013 D
19,000,000	0.200	06/09/14	19,000,000
10,000,000	0.200	07/02/14	10,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2013 K
14,250,000	0.200	04/08/14	14,250,000
5,000,000	0.200	05/05/14	5,000,000
3,610,000	0.200	06/05/14	3,610,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2013-04-I
27,500,000	0.200	04/03/14	27,500,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2013-08-B
50,500,000	0.190	02/05/14	50,500,000
15,000,000	0.200	07/02/14	15,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2013-9B-1
12,000,000	0.200	03/03/14	12,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2013-9B-3
9,500,000	0.220	12/09/13	9,500,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-11672 Series 2008 (BHAC-CR) (Citibank N.A., LIQ)(a)
10,035,000	0.060	12/09/13	10,035,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-1563 Series 2008 (BHAC-CR) (Citibank N.A., LIQ)(a)
9,800,000	0.080	12/09/13	9,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente SPEARS Series 2013-DBE-1185 (Deutsche Bank A.G., LIQ)(a)
16,430,000	0.100	12/09/13	16,430,000
Desert Community College District GO VRDN Floaters Series 2009-3016 (AGM) (Deutsche Bank A.G., LIQ)(a)
3,000,000	0.110	12/09/13	3,000,000
Desert Sands Unified School District GO TRANS Series 2013
4,000,000	1.500	01/31/14	4,008,293
East Bay Municipal Utility District VRDN RB Water System Eagle Series 2013-0004-1 Class A (Citibank N.A., LIQ)(a)
10,000,000	0.060	12/09/13	10,000,000
East Bay Municipal Utility District VRDN RB Water System Eagle Series 2013-0010 Class A (Citibank N.A., LIQ)(a)
5,600,000	0.060	12/09/13	5,600,000
Los Angeles Community Redevelopment Agency MF Hsg VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA) (FNMA, LIQ)
8,100,000	0.040	12/09/13	8,100,000
Los Angeles County Schools Pooled Financing Program TRANS Series 2013 C-3
2,500,000	2.000	12/31/13	2,503,498
Los Angeles County Schools Pooled Financing Program TRANS Series 2013 C-6
4,000,000	2.000	12/31/13	4,005,729
Los Angeles Department of Airports VRDN RB Floater Trust Series 2013-26WX (Barclays Bank PLC, LIQ)(a)
5,000,000	0.060	12/09/13	5,000,000
Los Angeles Department of Water & Power VRDN RB Putters Series 2009-3422 (JPMorgan Chase Bank N.A., LIQ)(a)
8,795,000	0.060	12/09/13	8,795,000
Los Angeles Department of Water & Power VRDN RB ROCS RR-II R-12322 Series 2011 (AGM-CR AMBAC) (Citibank N.A.)(a)
900,000	0.060	12/02/13	900,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
$5,350,000	0.080%	12/09/13	$ 5,350,000
Riverside County Teeter Obligation RN Series 2013 D
23,000,000	2.000	10/15/14	23,359,873
Riverside County Transportation Commission Sales Tax VRDN RB Putters Series 2013-4364 (JPMorgan Chase Bank N.A., LIQ)(a)
6,365,000	0.060	12/09/13	6,365,000
Sacramento Municipal Utility District VRDN RB SPEARS Series 2013-DBE-1186 (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
3,750,000	0.100	12/09/13	3,750,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank N.A., LIQ)(a)
5,470,000	0.070	12/09/13	5,470,000
San Diego County School District TRANS Series 2013 B-1
5,000,000	2.000	01/31/14	5,015,107
San Diego County School District TRANS Series 2013 B-2
6,025,000	2.000	04/30/14	6,068,994
San Diego County Water Authority CP Series 2013-95-1 (Bayerische Landesbank Girozentrale, LIQ)
4,165,000	0.100	12/02/13	4,165,000
17,000,000	0.130	12/02/13	17,000,000
San Francisco City & County Public Utilities Commission Water VRDN RB Floaters Series 2007-2190 (AGM) (Wells Fargo Bank N.A., LIQ)
5,000,000	0.080	12/09/13	5,000,000
Santa Rosa Wastewater VRDN RB SPEARS Series 2007-DBE-395 (AMBAC) (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
5,080,000	0.130	12/09/13	5,080,000
Southern California Public Power Authority RB Subordinate Refunding Series 1992
8,500,000	0.351	07/01/14	8,482,723
Southern California Public Power Authority VRDN RB for Milford Wind Corridor Phase II Project SPEARS Series 2012-DB-1048 (Deutsche Bank A.G., LIQ)
7,860,000	0.070	12/09/13	7,860,000
Southern California Public Power Authority VRDN RB Refunding for Magnolia Power Project Series 2009 A-1 (U.S. Bank N.A., LOC)
2,100,000	0.040	12/09/13	2,100,000
State of California GO Prerefunded Series 2004
3,675,000	5.250	06/01/14	3,766,973
State of California GO Series 2004
11,575,000	5.000	02/01/14	11,668,552
State of California GO VRDN SPEARS Series 2007-DB-457 (AGM) (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
11,500,000	0.100	12/09/13	11,500,000
State of California RANS Series 2013-A-2
95,205,000	2.000	06/23/14	96,144,607
The Regents of the University of California RB Series 2013-AF
29,000,000	2.000	05/15/14	29,237,064
The Regents of the University of California VRDN RB Floater Trust Series 2012-12UX (Barclays Bank PLC, LIQ)(a)
3,300,000	0.060	12/09/13	3,300,000
The Regents of the University of California VRDN RB Municipal Floaters Trust Series 2013-23U (Barclays Bank PLC, LIQ)(a)
4,000,000	0.060	12/09/13	4,000,000
The Regents of the University of California VRDN RB Refunding Series 2013-AL-2
12,000,000	0.030	12/09/13	12,000,000
West Basin Municipal Water District VRDN COPS Refunding Series 2008 A-2 (Citibank N.A., SPA)
900,000	0.080	12/09/13	900,000

			772,462,692

Colorado – 1.3%
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Refunding Series 2004 A (Citibank N.A., SPA)
8,900,000	0.080	12/09/13	8,900,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Colorado – (continued)
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2000 A (Surety-MBIA) (Bayerische Landesbank, SPA)
$36,500,000	0.150%	12/09/13	$36,500,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Initiatives Floaters Series 2013-3364 (GTY AGMT- Morgan Stanley Bank) (Morgan Stanley Bank, LOC)(a)
5,625,000	0.120	12/09/13	5,625,000
Colorado Health Facilities Authority VRDN RB for Sisters of Leavenworth Health System Floater Certificates Series 2012-0-15 (Royal Bank of Canada, LIQ)(a)
7,000,000	0.050	12/09/13	7,000,000
Colorado Housing & Finance Authority VRDN RB Multi-Family/Project Series 2013-A Class I (JPMorgan Chase Bank N.A., SPA)
7,610,000	0.060	12/09/13	7,610,000
Denver City & County GO VRDN for Justice System Austin Trust Certificates Series 2008-1050 (Bank of America N.A., LIQ)(a)
7,500,000	0.100	12/09/13	7,500,000
Jefferson County School District R-1 GO Series 2012 (State Aid Withholding)
2,220,000	2.000	12/15/13	2,221,479

			75,356,479

Connecticut – 2.0%
Connecticut Housing Finance Authority VRDN RB Refunding for Housing Mortgage Finance Program Series 2013 B Subseries B-6 (Bank of Tokyo-Mitsubishi UFJ, Ltd., SPA)
8,500,000	0.070	12/09/13	8,500,000
Connecticut State GO VRDN P-Floats Series 2013-MT-842 (Bank of America N.A., LIQ)(a)
3,310,000	0.060	12/09/13	3,310,000
Connecticut State GO VRDN Putters Series 2013-4381 (JPMorgan Chase Bank N.A., LIQ)(a)
8,495,000	0.120	12/02/13	8,495,000
Connecticut State GO VRDN Series 2011 A
400,000	0.350	05/15/14	400,417
Connecticut State GO VRDN Series 2013 D
2,500,000	0.140	08/15/14	2,500,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Eagle 7 Series 2005-3031 Class A (Citibank N.A., LIQ)
34,000,000	0.050	12/09/13	34,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-2861 (JPMorgan Chase Bank N.A., LIQ)(a)
16,820,000	0.060	12/02/13	16,820,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-3185Z (JPMorgan Chase Bank N.A., LIQ)(a)
11,995,000	0.060	12/09/13	11,995,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 1999 U (Yale University)
10,600,000	0.040	12/09/13	10,600,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 1999 U2 (Yale University, LIQ)
13,000,000	0.030	12/09/13	13,000,000

			109,620,417

Delaware – 0.6%
Delaware State Health Facilities Authority VRDN RB for Christiana Care Health Services, Inc. Series 2008 B
16,475,000	0.040	12/09/13	16,475,000
University of Delaware VRDN RB Putters Series 2013-4359 (JPMorgan Chase Bank N.A., LIQ)(a)
9,170,000	0.060	12/09/13	9,170,000
University of Delaware VRDN RB Series 2004 B (Bank of America N.A., SPA)
8,800,000	0.070	12/02/13	8,800,000

			34,445,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
District of Columbia – 1.5%
District of Columbia GO VRDN Floaters Series 2007-1920 (FGIC) (GTY AGMT-Wells Fargo Bank N.A.) (Wells Fargo Bank N.A., LIQ)
$16,425,000	0.050%	12/09/13	$ 16,425,000
District of Columbia Income Tax Secured VRDN RB Floater Trust Series 2013-15U (Barclays Bank PLC, LIQ)(a)
4,110,000	0.070	12/09/13	4,110,000
District of Columbia Income Tax Secured VRDN RB Putters Series 2009-3354 (JPMorgan Chase Bank N.A., LIQ)(a)
7,080,000	0.060	12/09/13	7,080,000
District of Columbia Income Tax Secured VRDN RB Putters Series 2009-3369 (JPMorgan Chase Bank N.A., LIQ)(a)
4,500,000	0.060	12/09/13	4,500,000
District of Columbia Income Tax Secured VRDN RB Refunding Series 2011 B
5,985,000	0.350	12/02/13	5,985,000
District of Columbia Income Tax Secured VRDN RB Refunding Series 2011 D
6,000,000	0.350	12/02/13	6,000,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Eagle Series 2013-0011 Class A (AGM-CR FGIC) (Citibank N.A., LIQ)(a)
5,750,000	0.080	12/09/13	5,750,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Eagle Series 2013-0012 Class A (AGM-CR FGIC) (Citibank N.A., LIQ)(a)
4,050,000	0.080	12/09/13	4,050,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Putters Series 2009-3317 (JPMorgan Chase Bank N.A., LIQ)(a)
8,330,000	0.060	12/09/13	8,330,000
Metropolitan Washington Airports Authority CP Series 2013-2A-1 (Landesbank Baden-Wurttemberg, LOC)
21,000,000	0.220	01/22/14	21,000,000

			83,230,000

Florida – 2.2%
Broward County GO Refunding Series 2007 A
2,400,000	5.000	01/01/14	2,409,764
Florida State Board of Education GO for Public Education Capital Outlay Refunding Series 2012 A
4,220,000	5.000	06/01/14	4,320,592
Florida State Board of Education GO for Public Education Capital Outlay Refunding Series 2013 B
4,500,000	4.000	06/01/14	4,584,958
Florida State Board of Education GO VRDN Putters Series 2008-2850 (State GTD) (JPMorgan Chase Bank N.A., LIQ)(a)
7,425,000	0.060	12/09/13	7,425,000
Florida State Turnpike Authority RB Refunding for Department of Transportation Series 2013 A
6,870,000	5.000	07/01/14	7,060,598
Florida State Turnpike Authority RB Series 2007 A (NATL)
5,010,000	5.000	07/01/14	5,148,969
Florida State Turnpike Authority VRDN RB Floater Series 2013-4WX (Barclays Bank PLC, LIQ)(a)
5,860,000	0.070	12/09/13	5,860,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase Bank N.A., LIQ)
21,330,000	0.100	12/09/13	21,330,000
Jacksonville Transit VRDN RB Series 2008 A (JPMorgan Chase Bank N.A., SPA)
11,000,000	0.060	12/09/13	11,000,000
Miami-Dade County GO VRDN Floater Series 2013 E-43 (Royal Bank of Canada, LOC) (Royal Bank of Canada, LIQ)(a)
36,600,000	0.060	12/09/13	36,600,000
Orange County School Board VRDN COPS Putters Series 2010-3785Z (NATL-RE FGIC) (JPMorgan Chase Bank N.A., LIQ)(a)
5,000,000	0.070	12/09/13	5,000,000
Pinellas County Health Facilities Authority VRDN RB for BayCare Health System Series 2009 A2 (Northern Trust Co., LOC)
13,025,000	0.050	12/09/13	13,025,000

			123,764,881

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Georgia – 2.5%
DeKalb County, Georgia TANS Series 2013
$25,000,000	2.000%	12/31/13	$ 25,034,753
Dougherty County School District GO Series 2013 (State Aid Withholding)
7,725,000	2.000	12/01/14	7,864,628
Georgia State GO Series 1997 A
3,500,000	6.250	04/01/14	3,569,890
Georgia State GO Series 2013 A
11,005,000	3.000	01/01/14	11,031,216
Georgia State GO Series 2013 H(b)
9,755,000	5.000	12/01/14	10,220,314
Gwinnett County School District GO VRDN Austin Trust Certificates Series 2008-1112 (Bank of America N.A., LIQ)(a)
3,375,000	0.100	12/09/13	3,375,000
Gwinnett County School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase Bank N.A., LIQ)(a)
8,870,000	0.060	12/09/13	8,870,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Austin Trust Certificates Series 2008-3046X (AGM) (Bank of America N.A., LIQ)(a)
6,665,000	0.100	12/09/13	6,665,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 Sub Gen-C RMKT (GO of Participants) (Bayerische Landesbank, LOC)
45,650,000	0.110	12/09/13	45,650,000
Private Colleges & Universities Authority VRDN RB for Emory University Floater Certificates Series 2011-32C (Wells Fargo Bank N.A., LIQ)(a)
5,800,000	0.060	12/09/13	5,800,000
Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2009-3423 (JPMorgan Chase Bank N.A., LIQ)(a)
4,795,000	0.060	12/09/13	4,795,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 C-4 RMKT
8,800,000	0.030	12/09/13	8,800,000

			141,675,801

Hawaii – 0.9%
City & County of Honolulu Wastewater System VRDN RB ROCS RR-II R-12325 Series 2011 (AGM-CR FGIC) (Citibank N.A., LIQ)(a)
34,715,000	0.070	12/02/13	34,715,000
Hawaii State GO Refunding Series 2002 CY (AGM)
7,515,000	5.750	02/01/14	7,584,673
Hawaii State GO VRDN P-Floats Series 2013-4739 (Bank of America N.A., LIQ)(a)
6,000,000	0.080	12/09/13	6,000,000

			48,299,673

Illinois – 4.7%
City of Chicago Board of Education GO VRDN SPEARS Series 2007 DB-316 (FGIC) (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
8,445,000	0.130	12/09/13	8,445,000
City of Chicago Board of Education GO VRDN SPEARS Series 2007 DB-338 (FGIC) (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
5,430,000	0.120	12/09/13	5,430,000
City of Chicago GO VRDN Neighborhoods Alive 21 Series 2002-B-3 RMKT (Royal Bank of Canada, LOC)
10,175,000	0.050	12/02/13	10,175,000
City of Chicago GO VRDN Neighborhoods Alive 21 Series 2002-B-4 RMKT (Bank of NY Mellon, LOC)
10,740,000	0.050	12/02/13	10,740,000
City of Chicago GO VRDN Neighborhoods Alive 21 Series 2002-B-5 RMKT (Bank of NY Mellon, LOC)
12,020,000	0.050	12/02/13	12,020,000
City of Chicago Sales Tax VRDN RB Refunding Series 2002 RMKT (JPMorgan Chase Bank N.A., SPA)
74,990,000	0.230	12/02/13	74,990,000
Cook County GO Refunding Series 2013 A(b)
13,595,000	2.000	11/15/14	13,785,194

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Illinois – (continued)
Cook County GO VRDN Floater Series 2012 DB-1076 (Deutsche Bank A.G., LIQ)(a)
$6,660,000	0.110%	12/09/13	$ 6,660,000
Illinois Development Finance Authority VRDN RB for Evanston Northwestern Healthcare Corp. Series 2001-B Convertible (JPMorgan Chase Bank N.A., SPA)
12,375,000	0.060	12/02/13	12,375,000
Illinois Educational Facilities Authority VRDN RB for University of Chicago Series 2001 B-3 RMKT
10,000,000	0.230	03/13/14	10,000,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Floaters Trust Series 2011-16B (Barclays Bank PLC, LIQ)(a)
3,950,000	0.070	12/09/13	3,950,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries A RMKT
6,100,000	0.370	03/03/14	6,103,259
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries C RMKT
6,475,000	0.370	03/03/14	6,477,514
Illinois Finance Authority VRDN RB for Trinity Health Floaters Series 2013-3342 (Morgan Stanley Bank, LIQ)(a)
1,650,000	0.070	12/09/13	1,650,000
Illinois Finance Authority VRDN RB for University of Chicago Putters Series 2011-3907 (JPMorgan Chase Bank N.A., LIQ)(a)
30,825,000	0.100	12/09/13	30,825,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Series 2004 C
7,200,000	0.050	12/09/13	7,200,000
Illinois Health Facilities Authority VRDN RB for Advocate Health Care Network Series 2003 C
6,760,000	0.210	04/25/14	6,760,000
University of Illinois Board of Trustees VRDN COPS ROCS RR-II R-11480 Series 2008 (AGM) (Citibank N.A., LIQ)(a)
7,495,000	0.170	12/09/13	7,495,000
University of Illinois VRDN COPS for Utility Infrastructure Projects Series 2004 (Bank of NY Mellon, SPA)
19,300,000	0.060	12/09/13	19,300,000
Village of Schaumburg GO VRDN ROCS RR-II R-11698 Series 2008 (BHAC-CR FGIC) (Citibank N.A., LIQ)(a)
11,730,000	0.100	12/09/13	11,730,000

			266,110,967

Indiana – 1.8%
Indiana Finance Authority Hospital VRDN RB Floater Certificates Series 2011 E-23 (Royal Bank of Canada, LOC) (Royal Bank of Canada, LIQ)(a)
11,000,000	0.050	12/09/13	11,000,000
Indiana Finance Authority VRDN RB for Ascension Health Series 2008 E-5 Convertible
24,600,000	0.040	12/09/13	24,600,000
Indiana Finance Authority VRDN RB for Trinity Health Putters Series 2009-3611 (JPMorgan Chase Bank N.A., LIQ)(a)
17,180,000	0.090	12/09/13	17,180,000
Indiana Health Facility Financing Authority VRDN RB for Ascension Health Series 2005 A-2 RMKT
17,695,000	0.040	12/09/13	17,695,000
The Trustees of Purdue University VRDN RB for Student Facilities System Series 2004 A
8,950,000	0.050	12/09/13	8,950,000
University of Indiana VRDN RB Floater Certificates Series 2009-45C (Wells Fargo & Co., LIQ)(a)
22,600,000	0.060	12/09/13	22,600,000

			102,025,000

Iowa – 0.2%
City of Johnston GO Refunding Series 2013 A
1,210,000	3.000	06/01/14	1,225,915
Iowa Finance Authority Health Facilities VRDN RB for Unity Point Health Project Series 2013 B-1 (Union Bank N.A., LOC)
8,765,000	0.060%	12/09/13	8,765,000

			9,990,915

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Kansas – 1.0%
City of Topeka GO Temporary Notes for General Improvements Series 2013 A
$24,585,000	1.000%	10/01/14	$ 24,740,194
City of Wichita GO Temporary Notes for Renewal & Improvement Series 2013-258
25,000,000	0.500	10/15/14	25,036,771
Kansas Department of Transportation Highway VRDN RB Refunding Series 2012 A-2
2,500,000	0.276	09/01/14	2,503,255
Kansas Development Finance Authority VRDN RB for Adventist Health System Sunbelt Obligated Group Floater Trust Series 2013-13U (Barclays Bank PLC, LIQ)(a)
4,530,000	0.070	12/09/13	4,530,000

			56,810,220

Kentucky – 0.5%
Kentucky Economic Development Finance Authority VRDN RB for Baptist Healthcare System Obligated Group SPEARS Series 2012 DBE-1068 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
15,825,000	0.110	12/09/13	15,825,000
Kentucky State Municipal Power Agency VRDN RB SPEARS Series 2011-DB-1025 (BHAC-CR NATL-RE) (Deutsche Bank A.G., LIQ)(a)
13,150,000	0.120	12/09/13	13,150,000

			28,975,000

Louisiana – 0.7%
East Baton Rouge Sewerage Commission VRDN RB Series 2011-A
1,000,000	0.768	02/01/14	1,000,426
36,000,000	0.918	08/01/14	36,071,446

			37,071,872

Maine – 0.1%
Maine Health & Higher Educational Facilities Authority VRDN RB for Bowdoin College Putters Series 2009-3461 (JPMorgan Chase Bank N.A., LIQ)(a)
6,955,000	0.060	12/09/13	6,955,000

Maryland – 1.4%
County of Montgomery GO for Consolidated Public Improvement Series 2013 A
14,750,000	5.000	11/01/14	15,402,245
Maryland Economic Development Corp. VRDN RB for Howard Hughes Medical Institute Project Series 2008 A
4,445,000	0.040	12/09/13	4,445,000
Maryland Industrial Development Financing Authority Port Facilities VRDN RB Refunding for Occidental Petroleum Corp. Series 2010
30,645,000	0.060	12/09/13	30,645,000
Maryland State Health & Higher Educational Facilities Authority VRDN RB for John Hopkins Health System Floater Certificates Series 2013 O-66 (Royal Bank of Canada, LIQ)(a)
5,000,000	0.050	12/09/13	5,000,000
Maryland State Transportation Authority VRDN RB Certificates Series 2008-3017X (AGM) (Bank of America N.A., LIQ)(a)
5,000,000	0.100	12/09/13	5,000,000
Washington Suburban Sanitary District GO VRDN BANS Series 2013 A (TD Bank N.A., SPA)
20,000,000	0.060	12/09/13	20,000,000

			80,492,245

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Massachusetts – 5.2%
Boston Water & Sewer Commission RB Refunding for General Revenue Refunding Senior Series 2009 B
$4,545,000	5.000%	11/01/14	$ 4,744,970
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Austin Trust Certificates Series 2008-1111 (Bank of America N.A., LIQ)
5,000,000	0.100	12/09/13	5,000,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase Bank N.A., LIQ)(a)
13,315,000	0.060	12/09/13	13,315,000
Massachusetts Development Finance Agency VRDN RB for Harvard University Putters Series 2010-3840 (JPMorgan Chase Bank N.A., LOC)(a)
4,000,000	0.060	12/09/13	4,000,000
Massachusetts GO VRDN Austin Trust Certificates Series 2008-1203 (Bank of America N.A., LIQ)(a)
9,500,000	0.100	12/09/13	9,500,000
Massachusetts GO VRDN Floater Certificates Series 2012 E-32 (Royal Bank of Canada, LOC) (Royal Bank of Canada, LIQ)(a)
19,800,000	0.050	12/09/13	19,800,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University Putters Series 2008-3104 (JPMorgan Chase Bank N.A., LIQ)(a)
3,040,000	0.060	12/09/13	3,040,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University ROCS RR-II R-11514 Series 2008 (Citibank N.A., LIQ)
5,390,000	0.050	12/09/13	5,390,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-1 RMKT (U.S. Bank N.A., SPA)
7,700,000	0.070	12/02/13	7,700,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-2 RMKT (Bank of America N.A., SPA)
48,800,000	0.070	12/02/13	48,800,000
Massachusetts Water Resources Authority CP Series 2013 (Bayerische Landesbank)
44,000,000	0.280	12/02/13	44,000,000
43,000,000	0.280	01/08/14	43,000,000
The Commonwealth of Massachusetts GO Consolidated Loan Series 2004 D (AGM)
2,010,000	5.000	12/01/14	2,106,467
The Commonwealth of Massachusetts GO VRDN Consolidated Loan Series 2012 A
17,545,000	0.430	09/01/14	17,570,714
The Commonwealth of Massachusetts GO VRDN Refunding Series 2010 A
5,460,000	0.580	02/01/14	5,460,000
The Commonwealth of Massachusetts GO VRDN Refunding Series 2011 A
8,000,000	0.530	02/01/14	8,001,082
The Commonwealth of Massachusetts GO VRDN Refunding Series 2012 A
10,000,000	0.300	02/01/14	10,000,703
University of Massachusetts Building Authority Project VRDN RB Senior Series 2008-1 (JPMorgan Chase Bank N.A., SPA)
41,800,000	0.070	12/09/13	41,800,000

			293,228,936

Michigan – 0.4%
Michigan Finance Authority VRDN RB Refunding for Trinity Health Floater Certificates Series 2012-0-32 (Royal Bank of Canada, LIQ)(a)
6,870,000	0.050	12/09/13	6,870,000
Michigan Hospital Finance Authority VRDN RB for McLaren Health Care Putters Series 2010-3818 (JPMorgan Chase Bank N.A., LIQ)(a)
6,660,000	0.130	12/09/13	6,660,000
Michigan Hospital Finance Authority VRDN RB for Trinity Health Putters Series 2008-2976 (JPMorgan Chase Bank N.A., LIQ)(a)
9,595,000	0.130	12/09/13	9,595,000

			23,125,000

Minnesota – 1.3%
City of Minneapolis, Minnesota GO Refunding for Convention Center Series 2011
7,000,000	3.000	12/01/13	7,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Minnesota – (continued)
City of Minneapolis, Minnesota GO Refunding for Library Referendum Series 2013(b)
$20,330,000	0.500%	12/01/14	$ 20,395,463
County of Hennepin, Minnesota GO Series 2010 B
4,065,000	3.000	12/01/13	4,065,000
Minnesota State GO Series 2004
6,155,000	5.000	11/01/14	6,424,487
Minnesota State GO Series 2011 A
13,675,000	5.000	10/01/14	14,221,496
Minnesota State GO Various Purpose Series 2009 D
12,945,000	5.000	08/01/14	13,357,959
Rochester GO VRDN Wastewater Series 2007 B (Wells Fargo Bank N.A., SPA)
9,400,000	0.050	12/09/13	9,400,000

			74,864,405

Missouri – 1.2%
Missouri Health & Educational Facilities Authority VRDN RB for Ascension Health Series 2003 C-3 RMKT
10,000,000	0.050	12/09/13	10,000,000
Missouri Health & Educational Facilities Authority VRDN RB for BJC Health System Series 2008 B (BJC Health System, LIQ)
20,000,000	0.040	12/09/13	20,000,000
Missouri Health & Educational Facilities Authority VRDN RB for SSM Health Care Corp. Series 2005 D4 RMKT (JPMorgan Chase Bank N.A., SPA)
22,625,000	0.080	12/09/13	22,625,000
Missouri Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3546 (JPMorgan Chase Bank N.A., LIQ)(a)
11,395,000	0.060	12/09/13	11,395,000
Missouri Highway & Transportation Commission RB for Federal Reimbursement State Road Series 2009 A
5,350,000	5.000	05/01/14	5,456,248

			69,476,248

Multi-State – 0.8%
Federal Home Loan Mortgage Corporation VRDN RB for MultiFamily Variable Rate Certificates Series 2013-M027 Class A
16,300,000	0.060	12/09/13	16,300,000
Nuveen AMT-Free Municipal Income Fund VRDN Tax-Exempt Preferred Variable Rate Demand Preferred Series 2013-1-2190 (Deutsche Bank A.G., LIQ)(a)(b)
26,900,000	0.140	12/09/13	26,900,000

			43,200,000

Nebraska – 0.7%
Lincoln, Nebraska Electric System VRDN RB Floaters Series 2008-2900 (Credit Suisse, LIQ)
21,870,000	0.070	12/09/13	21,870,000
Omaha Public Power District RB Series 1993 C
2,500,000	5.500	02/01/14	2,522,183
Omaha Public Power District VRDN RB Floaters Series 2006-1289 (FGIC) (Credit Suisse, LIQ)
3,570,000	0.050	12/09/13	3,570,000
Omaha Public Power District VRDN RB SPEARS Series 2011-DB-1045 (Deutsche Bank A.G., LIQ)(a)
9,510,000	0.070	12/09/13	9,510,000

			37,472,183

Nevada – 0.7%
Clark County Water Reclamation District GO VRDN Putters Series 2009-3366Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,000,000	0.060	12/09/13	6,000,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3488Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,305,000	0.060	12/09/13	6,305,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Nevada – (continued)
Clark County Water Reclamation District GO VRDN Putters Series 2009-3489Z (JPMorgan Chase Bank N.A., LIQ)(a)
$7,000,000	0.060%	12/09/13	$ 7,000,000
Las Vegas Valley Water District GO VRDN Putters Series 2011-3987Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,185,000	0.100	12/09/13	7,185,000
State of Nevada GO VRDN Putters Series 2009-3421 (JPMorgan Chase Bank N.A., LIQ)(a)
8,450,000	0.060	12/09/13	8,450,000
State of Nevada Highway Improvement RB for Motor Vehicle Fuel Tax Series 2006 (AGM)
5,125,000	5.000	12/01/13	5,125,000

			40,065,000

New Hampshire – 0.2%
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2003 (U.S. Bank N.A., SPA)
13,445,000	0.040	12/09/13	13,445,000

New Jersey – 1.5%
New Jersey Transportation Trust Fund Authority VRDN RB SPEARS Series 2012-DBE-1138X (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
16,250,000	0.100	12/09/13	16,250,000
New Jersey Turnpike Authority VRDN RB P-Floats Series 2013-MT-843 (Bank of America N.A., LOC) (Bank of America N.A., LIQ)(a)
9,950,000	0.100	12/09/13	9,950,000
New Jersey Turnpike Authority VRDN RB SPEARS Series 2013-DBE-1153X (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
12,130,000	0.100	12/09/13	12,130,000
New Jersey Turnpike Authority VRDN RB SPEARS Series 2013-DBE-1154 (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
22,235,000	0.110	12/09/13	22,235,000
State of New Jersey TRANS Series 2013 B(a)
25,000,000	0.359	12/03/13	25,000,000

			85,565,000

New Mexico – 0.6%
University of New Mexico VRDN RB Putters Series 2008-2533 (AGM) (Deutsche Bank A.G., LIQ)(a)
9,990,000	0.070	12/09/13	9,990,000
University of New Mexico VRDN RB Refunding Subordinate Lien System Series 2003 B (JPMorgan Chase Bank N.A., SPA)
21,065,000	0.060	12/09/13	21,065,000

			31,055,000

New York – 12.4%
Battery Park City Authority VRDN RB Putters Series 2013-4410 (JPMorgan Chase Bank N.A., LOC) (JPMorgan Chase Bank N.A., LIQ)(c)
12,000,000	0.100	01/30/14	12,000,000
Erie County IDA School Facility VRDN RB for City School District Buffalo Project Series 2008-3053X (AGM) (Bank of America N.A., LIQ)(a)
2,130,000	0.200	12/09/13	2,130,000
Metropolitan Transportation Authority RB for Transportation Series 2013 E
7,000,000	2.000	11/15/14	7,118,201
Nassau County, New York Interim Finance Authority VRDN RB Series 2008 D-2 (JPMorgan Chase Bank N.A., SPA)
25,000,000	0.070	12/09/13	25,000,000
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank, LOC)
19,950,000	0.080	12/02/13	19,950,000
New York City GO VRDN Series 1995 F-4 (Landesbank Hessen-Thueringen, LOC)
14,200,000	0.080	12/09/13	14,200,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank, LOC)
$33,600,000	0.080%	12/09/13	$ 33,600,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Austin Trust Certificates Series 2008-3306 (Bank of America N.A., LIQ)
5,000,000	0.100	12/09/13	5,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Floater Series 2013-3WX (Barclays Bank PLC, LIQ)(a)
8,500,000	0.060	12/09/13	8,500,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Floater Trust Series 2013-16U (Barclays Bank PLC, LIQ)(a)
2,000,000	0.060	12/09/13	2,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Floater Series 2011-3274X (Credit Suisse, LIQ)(a)
8,665,000	0.050	12/09/13	8,665,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2012 AA-2 (Bank of Tokyo-Mitsubishi UFJ, SPA)
6,750,000	0.040	12/09/13	6,750,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2003 F Subseries F-2 (Bayerische Landesbank, SPA)
14,590,000	0.080	12/02/13	14,590,000
New York City Transitional Finance Authority VRDN RB Austin Trust Certificates Series 2008-1190 (Bank of America N.A., LIQ)
3,170,000	0.100	12/09/13	3,170,000
New York City Transitional Finance Authority VRDN RB Floaters Series 2008-3360 (Morgan Stanley Bank, LIQ)(a)
6,800,000	0.070	12/09/13	6,800,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Refunding Series 2002-A-3B (Bank of Tokyo-Mitsubishi UFJ, LOC)
4,000,000	0.040	12/09/13	4,000,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-1 Subseries 1-A (Landesbank Hessen-Thueringen Girozentrale, LIQ)
25,940,000	0.080	12/09/13	25,940,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg, SPA)
39,645,000	0.080	12/02/13	39,645,000
New York City Trust for Cultural Resources VRDN RB for Museum of Modern Art Series 2008-3316 (Bank of America N.A., LIQ)(a)
3,795,000	0.100	12/09/13	3,795,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3171 (JPMorgan Chase Bank N.A., LIQ)(a)
2,680,000	0.060	12/09/13	2,680,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for New York University Putters Series 2008-3233Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,670,000	0.060	12/09/13	7,670,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2005 A2 Convertible (JPMorgan Chase Bank SPA)
2,100,000	0.060	12/09/13	2,100,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Putters Series 2008-3204 (JPMorgan Chase Bank N.A., LIQ)(a)
3,525,000	0.060	12/09/13	3,525,000
New York State Dormitory Authority State Personal Income Tax VRDN RB Eagle Series 2006-0164 Class A (Citibank N.A., LIQ)
11,060,000	0.060	12/09/13	11,060,000
New York State Dormitory Authority State Personal Income Tax VRDN RB Putters Series 2008-3160 (JPMorgan Chase Bank N.A., LIQ)(a)
6,660,000	0.060	12/09/13	6,660,000
New York State Dormitory Authority State Personal Income Tax VRDN RB Putters Series 2008-3280 (JPMorgan Chase Bank N.A., LIQ)(a)
5,000,000	0.060	12/09/13	5,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Dormitory Authority State Personal Income Tax VRDN RB Putters Series 2010-3792Z (JPMorgan Chase Bank N.A., LIQ)(a)
$6,360,000	0.060%	12/09/13	$ 6,360,000
New York State Dormitory Authority State Personal Income Tax VRDN RB ROCS RR-II R-12121 Series 2007 (Citibank N.A., LIQ)
8,920,000	0.060	12/09/13	8,920,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3201 (JPMorgan Chase Bank N.A., LIQ)(a)
8,220,000	0.060	12/09/13	8,220,000
New York State Environmental Facilities Corp. VRDN RB for State Clean Water & Drinking Water Revolving Funds Putters Series 2008-2870 (JPMorgan Chase Bank N.A., LIQ)
6,245,000	0.060	12/09/13	6,245,000
New York State Environmental Facilities Corp. VRDN RB for State Clean Water & Drinking Water Revolving Funds Putters Series 2013-4355 (JPMorgan Chase Bank N.A., LIQ)(a)
2,500,000	0.060	12/09/13	2,500,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Series 2004 A RMKT (FNMA, LIQ)
9,000,000	0.050	12/09/13	9,000,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA, LIQ)
19,800,000	0.050	12/09/13	19,800,000
New York State Housing Finance Agency VRDN RB for 42nd & 10th Housing Series 2010 A RMKT (FHLMC, LOC) (FHLMC, LIQ)
31,100,000	0.040	12/09/13	31,100,000
New York State Housing Finance Agency VRDN RB for 600 West 42nd Street Series 2009 A RMKT (FNMA, LIQ)
81,975,000	0.070	12/09/13	81,975,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA, LIQ)
21,200,000	0.050	12/09/13	21,200,000
New York State Housing Finance Agency VRDN RB for Taconic Housing West 17th Street Series 2009 A (FNMA, LIQ)
10,325,000	0.050	12/09/13	10,325,000
New York State Liberty Development Corp. VRDN RB for 4 World Trade Center Project SPEARS Series 2011-DB-1036X (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
42,785,000	0.100	12/09/13	42,785,000
New York State Local Government Assistance Corp. VRDN RB Refunding Subordinate Lien Series 2003-4V RMKT (GO of Corp.) (Bank of America N.A., SPA)
69,195,000	0.080	12/09/13	69,195,000
New York State Thruway Authority VRDN RB Floater Series 2008-2800 (Credit Suisse, LIQ)
13,865,000	0.050	12/09/13	13,865,000
Northport-East Northport Union Free School District GO TANS Series 2013 (State Aid Withholding)
29,500,000	1.250	06/26/14	29,668,962
Port Authority of New York & New Jersey VRDN RB ROCS RR-II R-14077 Series 2013 (Citibank N.A., LIQ)(a)
2,585,000	0.070	12/09/13	2,585,000
The City of New York GO Series 2005 K(b)
5,250,000	5.000	08/01/14	5,417,423
The City of New York GO Series 2013 D
9,000,000	4.000	08/01/14	9,227,908
The City of New York GO VRDN Series 2008 Subseries J-6 (Landesbank Hessen-Thueringen, LOC)
32,180,000	0.100	12/02/13	32,180,000

			692,117,494

North Carolina – 2.9%
Charlotte Water & Sewer System VRDN RB Putters Series 2009-3443 (JPMorgan Chase Bank N.A., LIQ)(a)
5,920,000	0.060	12/09/13	5,920,000
County of Guilford, North Carolina GO Public Improvement Series 2009 A
5,000,000	4.000	02/01/14	5,032,009

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
North Carolina – (continued)
County of Union, North Carolina Enterprise System VRDN RB Series 2009 (U.S. Bank N.A., LOC)
$18,085,000	0.050%	12/09/13	$ 18,085,000
North Carolina Capital Facilities Finance Agency CP Series 2014
10,000,000	0.120	02/10/14	10,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities VRDN RB for Wake Forest University Series 2004 A
24,140,000	0.050	12/09/13	24,140,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Eagle 7 Series 2005-0060 Class A (Citibank N.A., LIQ)
15,600,000	0.050	12/09/13	15,600,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Eagle Series 2007-0015 Class A (Citibank N.A., LIQ)
10,890,000	0.050	12/09/13	10,890,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Eagle Series 2007-0016 Class A (Citibank N.A., LIQ)
16,060,000	0.050	12/09/13	16,060,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Putters Series 2009-3333 (JPMorgan Chase Bank N.A., LIQ)(a)
11,000,000	0.060	12/09/13	11,000,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1991 B
4,545,000	0.039	12/09/13	4,545,000
North Carolina Medical Care Commission Health Care Facilities Municipal Trust Receipts VRDN RB for Duke University Health System Floater Trust Series 2010-31W (Barclays Bank PLC, LIQ)(a)
2,000,000	0.070	12/09/13	2,000,000
Raleigh Durham Airport Authority VRDN RB Refunding Series 2008 C RMKT (Royal Bank of Canada, LOC)
20,000,000	0.040	12/09/13	20,000,000
University of North Carolina at Chapel Hill VRDN RB Eagle-7 Series 2005-3014 Class A (Citibank N.A., LIQ)
5,345,000	0.060	12/09/13	5,345,000
University of North Carolina at Chapel Hill VRDN RB Series 2012-0-24 (Royal Bank of Canada, LIQ)(a)
11,380,000	0.050	12/09/13	11,380,000

			159,997,009

North Dakota – 1.2%
County of Mercer Basin Electric Power Cooperative CP Series 2013-09-1
64,925,000	0.140	12/02/13	64,925,000

Ohio – 3.5%
City of Columbus GO VRDN Putters Series 2007-2365 (JPMorgan Chase Bank N.A., LIQ)(a)
4,360,000	0.080	12/09/13	4,360,000
Franklin County Hospital VRDN RB for Ohio Health Corp. Series 2011-C
10,000,000	0.080	06/04/14	10,000,000
Franklin County Hospital VRDN RB for Ohio Health Corp. Series 2011-DB-1040 (Deutsche Bank A.G., LIQ)(a)
11,330,000	0.070	12/09/13	11,330,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 D RMKT (Bank of NY Mellon, SPA)
18,120,000	0.050	12/09/13	18,120,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 F (PNC Bank N.A., SPA)
23,380,000	0.050	12/09/13	23,380,000
Ohio State GO Series 2006
3,500,000	5.000	09/15/14	3,633,179
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B
22,180,000	0.030	12/09/13	22,180,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2004 A
13,800,000	0.030	12/09/13	13,800,000
Ohio State Higher Educational Facility Commission CP Series 2013 (JPMorgan Chase Bank N.A., LOC)
38,500,000	0.160	01/06/14	38,500,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Ohio – (continued)
Ohio State Higher Educational Facility Commission VRDN RB for Cleveland Clinic Health System Floater Certificates Series 2008 59C (Wells Fargo & Co., LIQ)(a)
$19,800,000	0.060%	12/09/13	$ 19,800,000
Ohio State Hospital Facility VRDN RB for Cleveland Clinic Health System Putters Series 2009-3555Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,745,000	0.060	12/09/13	6,745,000
Ohio State Hospital Facility VRDN RB for Cleveland Clinic Health System Putters Series 2009-3558Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,100,000	0.060	12/09/13	7,100,000
Ohio State Major New State Infrastructure Project RB Series 2012-1
2,000,000	3.000	12/15/14	2,057,674
Ohio State University General Receipts VRDN RB Series 2008 B
14,100,000	0.040	12/09/13	14,100,000

			195,105,853

Oklahoma – 0.2%
Oklahoma State Turnpike Authority VRDN RB Floater Certificates Series 2012 E-37 (Royal Bank of Canada, LOC) (Royal Bank of Canada, LIQ)(a)
10,000,000	0.050	12/09/13	10,000,000

Oregon – 0.8%
Oregon State GO TANS Series 2013 A
25,725,000	1.500	07/31/14	25,950,194
Oregon State GO VRDN for Veterans’ Welfare Series 1985-73-H (Bayerische Landesbank, SPA)
4,600,000	0.080	12/09/13	4,600,000
Oregon State GO VRDN for Veterans’ Welfare Series 2008-90B RMKT (Bank of Tokyo-Mitsubishi UFJ, SPA)
15,385,000	0.050	12/09/13	15,385,000

			45,935,194

Pennsylvania – 1.5%
Allegheny County Hospital Development Authority VRDN RB for University of Pittsburg Medical Center Floater Certificates Series 2011 E-29 (Royal Bank of Canada, LOC) (Royal Bank of Canada, LIQ)(a)
7,000,000	0.050	12/09/13	7,000,000
Allegheny County Hospital Development Authority VRDN RB for University of Pittsburg Medical Center Floater Certificates Series 2013 E-45 (GTY AGMT-Royal Bank of Canada) (Royal Bank of Canada, LOC)(a)
20,000,000	0.050	12/09/13	20,000,000
Pennsylvania Economic Development Financing Authority VRDN RB for Jefferson Health System Series 2005 A (Fleet National Bank, SPA)
22,115,000	0.090	12/09/13	22,115,000
Pennsylvania State Turnpike Commission VRDN RB Floater Certificates Series 2011 E-22 (Royal Bank of Canada, LOC) (Royal Bank of Canada, LIQ)(a)
18,500,000	0.050	12/09/13	18,500,000
Pennsylvania State Turnpike Commission VRDN RB SPEARS Series 2013-DBE-1179 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
4,475,000	0.100	12/09/13	4,475,000
Pennsylvania State University VRDN RB Refunding Series 2009 B
10,000,000	0.220	06/01/14	10,000,000
University of Pittsburgh of the Commonwealth System of Higher Education VRDN RB Floater Series 2009-38C (GO of University) (Wells Fargo & Co., LIQ)(a)
4,000,000	0.060	12/09/13	4,000,000

			86,090,000

Puerto Rico – 3.1%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Series 2010-65W (Barclays Bank PLC, LIQ)(a)
12,255,000	0.300	12/09/13	12,255,000
Puerto Rico Sales Tax Financing Corp. VRDN RB for Municipal Securities Trust Receipts Series 2007-SGC 4 Class A (Societe Generale, LIQ)
81,360,000	0.330	12/09/13	81,360,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. VRDN RB Putters Series 2009-3486 (JPMorgan Chase Bank N.A., LIQ)(a)
$5,495,000	0.300%	12/09/13	$ 5,495,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS RR-II R-11760 Series 2009 (Citibank N.A., LIQ)(a)
5,300,000	0.300	12/09/13	5,300,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS RR-II R-11762 Series 2009 (Citibank N.A., LIQ)(a)
15,595,000	0.300	12/09/13	15,595,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS RR-II R-11778 Series 2009 (Citibank N.A., LIQ)(a)
8,600,000	0.300	12/09/13	8,600,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS RR-II R-11892 Series 2010 (Citibank N.A., LIQ)(a)
19,735,000	0.300	12/09/13	19,735,000
Puerto Rico Sales Tax Financing Corp. VRDN RB SPEARS Series 2013-DB-1194 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
23,920,000	0.260	12/09/13	23,920,000

			172,260,000

South Carolina – 0.6%
City of Charleston Waterworks & Sewer System RB Refunding and Capital Improvement Series 2010
6,345,000	5.000	01/01/14	6,370,615
Columbia Waterworks & Sewer System VRDN RB Floater Trust Series 2010-42W (Barclays Bank PLC, LIQ)(a)
3,000,000	0.070	12/09/13	3,000,000
Columbia Waterworks & Sewer System VRDN RB Floater Trust Series 2010-43W (Barclays Bank PLC, LIQ)(a)
3,750,000	0.070	12/09/13	3,750,000
South Carolina Public Service Authority RB Refunding for Santee Cooper Series 2010 B
3,645,000	5.000	01/01/14	3,659,253
South Carolina Public Service Authority VRDN RB for Santee Cooper Putters Series 2013-4379 (JPMorgan Chase Bank N.A., LIQ)(a)
3,000,000	0.130	12/09/13	3,000,000
South Carolina Public Services Authority VRDN RB Refunding for Santee Cooper Floater Series 2011-0-9 (Royal Bank of Canada, LIQ)(a)
10,300,000	0.050	12/09/13	10,300,000
State of South Carolina GO for Economic Development Series 2013 A (State Aid Withholding)(b)
3,405,000	2.000	10/01/14	3,455,292

			33,535,160

Tennessee – 1.3%
Chattanooga Health Educational & Housing Facility Board VRDN RB for Catholic Health Initiatives Floaters Series 2013-3365 (Morgan Stanley Bank, LIQ)(a)
3,815,000	0.120	12/09/13	3,815,000
City of Memphis GO BANS Series 2012
36,000,000	3.000	04/01/14	36,331,595
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB Refunding for Vanderbilt University Series 2008 A (GO of University)
3,000,000	5.000	10/01/14	3,120,412
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB Refunding for Vanderbilt University Series 2012 E
5,000,000	4.000	10/01/14	5,159,327
Rutherford County Health & Educational Facilities Board VRDN RB for Ascension Health Senior Credit Group Floater Trust Series 2010-25W (Barclays Bank PLC, LIQ)(a)
2,000,000	0.070	12/09/13	2,000,000
State of Tennessee CP Series 2013-00-A (Tennessee Consolidated Retirement System, SPA)
8,500,000	0.110	12/04/13	8,500,000
Tennessee State School Bond Authority CP Series 2013-97-A (State Street Bank & Trust Co., LIQ)
10,000,000	0.130	12/02/13	10,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Tennessee – (continued)
Tennessee State School Bond Authority RB for Higher Education Facilities Second Program Series 2010 A (State Intercept)
$5,290,000	4.000%	05/01/14	$ 5,373,472

			74,299,806

Texas – 9.7%
Austin ISD CP Series 2013 A-2 (Mizuho Corp. Bank Ltd., LOC)
10,000,000	0.110	12/02/13	10,000,000
Board of Regents of the Texas A&M University System VRDN RB Floaters Trust Series 2010-39W (Barclays Bank PLC, LIQ)(a)
2,500,000	0.070	12/09/13	2,500,000
City of Austin Hotel Occupancy Tax VRDN RB Refunding Subordinate Lien Series 2008 A RMKT (JPMorgan Chase Bank N.A., LOC)
19,200,000	0.060	12/09/13	19,200,000
City of Dallas Waterworks & Sewer System CP Series 2013
2,000,000	0.150	01/13/14	2,000,000
City of Dallas Waterworks & Sewer System CP Series 2013 C (Bank of America N.A., LIQ) (JPMorgan Chase Bank N.A., LIQ)
500,000	0.150	01/13/14	500,000
City of El Paso Waterworks & Sewer System CP Series 2013 A (JPMorgan Chase Bank N.A., LIQ)
8,000,000	0.130	12/02/13	8,000,000
15,000,000	0.140	12/02/13	15,000,000
Comal, Texas ISD GO for School Building Series 2006 (PSF-GTD)
7,625,000	5.000	02/01/14	7,686,209
Cypress-Fairbanks ISD GO VRDN Putters Series 2008-3084Z (PSF-GTD) (JPMorgan Chase Bank N.A., LIQ)(a)
4,995,000	0.060	12/09/13	4,995,000
Dallas Area Rapid Transit Sales Tax VRDN RB Eagle Series 2012-0003 Class A (Citibank N.A., LIQ)(a)
7,600,000	0.060	12/09/13	7,600,000
Dallas Area Rapid Transit Sales Tax VRDN RB Putters Series 2010-3687Z (AMBAC) (JPMorgan Chase Bank N.A., LIQ)(a)
5,360,000	0.070	12/09/13	5,360,000
Dallas Area Rapid Transit Sales Tax VRDN RB ROCS-RR-II R-11541 Series 2008 (Citibank N.A., LIQ)
1,560,000	0.070	12/09/13	1,560,000
Dallas ISD GO for School Buildings Series 2004 (PSF-GTD)
2,500,000	5.000	02/15/14	2,524,656
Dickinson ISD GO VRDN Trust Receipts Series 2000 SGA94 (PSF-GTD) (Societe Generale, LIQ)
13,350,000	0.100	12/02/13	13,350,000
Eagle Mountain and Saginaw ISD GO VRDN Floater Certificates Series 2008-53C (PSF-GTD) (Wells Fargo & Co., LIQ)(a)
26,770,000	0.060	12/09/13	26,770,000
Fort Bend ISD GO VRDN Floater Series 2008-25C-1 3C7 (PSF-GTD) (Wells Fargo & Co., LIQ)(a)
9,905,000	0.060	12/09/13	9,905,000
Frisco ISD GO VRDN Floater Series 2008-19C (PSF-GTD) (Wells Fargo & Co., LIQ)(a)
14,555,000	0.060	12/09/13	14,555,000
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A., LOC) (U.S. Bank N.A., LIQ)(a)
10,095,000	0.050	12/09/13	10,095,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB for Texas Children’s Hospital Project Putters Series 2009-3491Z (JPMorgan Chase Bank N.A., LIQ)(a)
4,795,000	0.090	12/09/13	4,795,000
Houston, Texas Airport System VRDN RB Floater Series 2012-0-44 (Royal Bank of Canada, LIQ)(a)
8,330,000	0.050	12/09/13	8,330,000
Mesquite ISD GO VRDN for School Building Series 2003 A (PSF-GTD) (JPMorgan Chase Bank N.A., SPA)
18,895,000	0.060	12/09/13	18,895,000
North Central Texas Health Facilities Development Corp. VRDN RB for Children’s Medical Center Putters Series 2009-3513 (JPMorgan Chase Bank N.A., LIQ)(a)
20,000,000	0.060	12/09/13	20,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Texas – (continued)
North East ISD GO VRDN Putters Series 2007-2058 (PSF-GTD) (JPMorgan Chase Bank N.A., LIQ)(a)
$8,985,000	0.060%	12/09/13	$ 8,985,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2009 A
23,000,000	0.200	12/02/13	23,000,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2009 C
26,600,000	0.170	12/02/13	26,600,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 A
44,375,000	0.200	12/02/13	44,375,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 Subseries D
10,000,000	0.200	12/02/13	10,000,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 Subseries E
16,100,000	0.170	12/02/13	16,100,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB Refunding for Motiva Enterprises LLC Series 2010 C
37,200,000	0.170	12/02/13	37,200,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2957 (JPMorgan Chase Bank N.A., LIQ)(a)
9,995,000	0.060	12/09/13	9,995,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2009-3560 (JPMorgan Chase Bank N.A., LIQ)(a)
9,015,000	0.060	12/09/13	9,015,000
State of Texas GO VRDN for Transportation Commission Mobility Fund Austin Trust Certificates Series 2008-1053 (Bank of America, N.A., LIQ)(a)
6,670,000	0.070	12/09/13	6,670,000
State of Texas TRANS Series 2013
106,645,000	2.000	08/28/14	108,077,257
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase Bank N.A., LIQ)
6,635,000	0.060	12/09/13	6,635,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2902 (JPMorgan Chase Bank N.A., LIQ)
14,395,000	0.060	12/09/13	14,395,000
University of Houston VRDN RB Floater Certificates Series 2009-30C (Wells Fargo & Co., LIQ)(a)
7,710,000	0.080	12/09/13	7,710,000

			542,378,122

Utah – 1.1%
City of Riverton Hospital VRDN RB SPEARS Series 2012-DB-1063X (Deutsche Bank A.G., LIQ)(a)
12,770,000	0.080	12/09/13	12,770,000
Salt Lake City School District GO Refunding Series 2005 B (School Bond Guaranty)
3,270,000	5.000	03/01/14	3,308,614
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (U.S. Bank N.A., SPA)
41,600,000	0.060	12/09/13	41,600,000
Utah Transit Authority VRDN RB Austin Trust Certificates Series 2008-3045X (AGM) (Bank of America N.A., LIQ)(a)
5,000,000	0.100	12/09/13	5,000,000

			62,678,614

Virginia – 1.1%
Fairfax County GO VRDN Solar Certificates Series 2012-007 (State Aid Withholding) (U.S. Bank N.A., LOC) (U.S. Bank N.A., LIQ)(a)
15,090,000	0.050	12/09/13	15,090,000
Fairfax County IDA VRDN RB for Inova Health System Floaters Series 2012-3309 (Credit Suisse, LIQ)(a)
4,580,000	0.050	12/09/13	4,580,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Virginia – (continued)
Fairfax County IDA VRDN RB for Inova Health System Series 2000 (Branch Banking & Trust, SPA)
$9,600,000	0.050%	12/09/13	$ 9,600,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 D
14,390,000	0.040	12/09/13	14,390,000
University of Virginia VRDN RB Floater Certificates Series 2013-0-67 (Royal Bank of Canada, LIQ)(a)
6,775,000	0.050	12/09/13	6,775,000
University of Virginia VRDN RB Putters Series 2008-3188Z (JPMorgan Chase Bank N.A., LIQ)(a)
8,900,000	0.060	12/02/13	8,900,000

			59,335,000

Washington – 4.9%
Central Puget Sound Washington Regional Transportation Authority VRDN RB Floaters Series 2007-1C (AGM) (Wells Fargo & Co., LIQ)
5,375,000	0.060	12/09/13	5,375,000
Energy Northwest Electric RB Refunding for Columbia Generating Station Series 2008-A
14,135,000	5.000	07/01/14	14,530,648
Energy Northwest Electric RB Refunding for Project 1 Series 2008-A
2,275,000	5.000	07/01/14	2,338,172
Energy Northwest Electric RB Refunding for Project 3 Series 2005-A
5,400,000	5.000	07/01/14	5,550,402
Energy Northwest Electric RB Refunding for Project 3 Series 2009-A
4,000,000	5.000	07/01/14	4,111,948
Energy Northwest Electric VRDN RB Putters Series 2007-2301 (JPMorgan Chase Bank N.A., LIQ)(a)
7,995,000	0.060	12/09/13	7,995,000
King County CP Series 2013 A (Bayerische Landesbank, LOC)
65,720,000	0.140	12/02/13	65,720,000
13,000,000	0.150	12/02/13	13,000,000
King County GO Limited Tax Series 2009
2,735,000	5.000	01/01/14	2,746,026
King County Municipal Trust Receipts GO VRDN Floater Trust Series 2009 1W (AGC-ICC) (Barclays Bank PLC, LIQ)(a)
7,500,000	0.070	12/09/13	7,500,000
King County Municipal Trust Receipts GO VRDN Floater Trust Series 2010-66W (Barclays Bank PLC, LIQ)(a)
2,500,000	0.070	12/09/13	2,500,000
King County Sewer RB Refunding Series 2004 A (NATL-RE)
5,365,000	4.500	01/01/14	5,384,485
King County Sewer RB Refunding Series 2010
6,200,000	4.000	01/01/14	6,219,836
King County Sewer VRDN RB Floater Certificates Series 2008-46C (Wells Fargo & Co., LIQ)(a)
9,940,000	0.060	12/09/13	9,940,000
King County Sewer VRDN RB Floaters Series 2008-5C (AGM) (Wells Fargo & Co., LIQ)(a)
21,390,000	0.080	12/09/13	21,390,000
Public Utility District No. 1 of Chelan County Washington RB Refunding for Columbia River-Rock Island Hydro-Electric System Series 1997 A (NATL-RE)
5,000,000	0.340	06/01/14	4,991,554
University of Washington VRDN RB Floater Certificates Series 2012-109C (Wells Fargo Bank N.A., LIQ)(c)
14,475,000	0.370	12/05/13	14,475,000
Washington Health Care Facilities Authority VRDN RB for Providence Health & Services Series 2012 C (U.S. Bank N.A., SPA)
16,060,000	0.070	12/09/13	16,060,000
Washington State GO for Motor Vehicle Fuel Tax Series 2011-B-1
6,640,000	4.000	08/01/14	6,808,819
Washington State GO Series 2004 D (AMBAC)
4,300,000	5.000	01/01/14	4,317,334

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Washington – (continued)
Washington State GO VRDN Putters Series 2008-2640 (JPMorgan Chase Bank N.A.,LIQ)
$9,995,000	0.060%	12/09/13	$ 9,995,000
Washington State GO VRDN Putters Series 2009-3538 (JPMorgan Chase Bank N.A., LIQ)(a)
10,000,000	0.060	12/09/13	10,000,000
Washington State GO VRDN ROCS RR-II R-11889 Series 2010 (Citibank N.A., LIQ)(a)
2,250,000	0.050	12/09/13	2,250,000
Washington State GO VRDN SPEARS Series 2007-DB-388 (GTY-AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
7,320,000	0.100	12/09/13	7,320,000
Washington State Health Care Facilities Authority VRDN RB for PeaceHealth Putters Series 2009-3608 (JPMorgan Chase Bank N.A., LIQ)(a)
13,050,000	0.200	12/09/13	13,050,000
Washington State Health Care Facilities Authority VRDN RB for Seattle Children’s Hospital Floater Certificates Series 2009-51C (Wells Fargo & Co., LIQ)(a)
10,990,000	0.060	12/09/13	10,990,000

			274,559,224

Wisconsin – 0.7%
City of Milwaukee GO Series 2011-N3
3,535,000	5.000	05/15/14	3,610,046
Wisconsin Health & Educational Facilities Authority VRDN RB for Froedtert Health Floater Certificates Series 2013-0-64 (Royal Bank of Canada, LIQ)(a)
5,275,000	0.090	12/09/13	5,275,000
Wisconsin Health & Educational Facilities Authority VRDN RB for Froedtert Health SPEARS Series 2012-DBE-1094X (Deutsche Bank A.G., LIQ)(a)
5,000,000	0.080	12/09/13	5,000,000
Wisconsin State GO Series 2010 C
10,340,000	5.000	05/01/14	10,548,973
Wisconsin State GO VRDN Floaters Series 2008-2927 (Credit Suisse, LIQ)(a)
13,050,000	0.050	12/09/13	13,050,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Children’s Hospital Floater Trust Series 2009-15W (Barclays Bank PLC, LIQ)(a)
2,940,000	0.070	12/09/13	2,940,000

			40,424,019

TOTAL INVESTMENTS – 101.0%			$ 5,664,087,003

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%			(54,193,204)

NET ASSETS – 100.0%			$ 5,609,893,799

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2013, these securities amounted to $1,660,170,000 or approximately 29.6% of net assets.

(b)	All or a portion represents a forward commitment.

(c)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At November 30, 2013, these securities amounted to $26,475,000 or approximately 0.5% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGC-ICC	— American General Contractors-Interstate Commerce Commission
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BANS	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
CR	— Custodial Receipts
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
IDB	— Industrial Development Board
IHC	— Intermountain Health Care
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MF Hsg	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RN	— Revenue Notes
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Standby Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
U.S. Treasury Obligations – 95.8%
United States Treasury Bills
$100,000,000	0.046%	12/05/13	$ 99,999,555
1,012,000,000	0.046	12/05/13	1,011,996,627
3,967,000,000	0.046	12/05/13	3,966,977,961
5,500,000,000	0.060	12/12/13	5,499,899,167
2,830,000,000	0.060	12/19/13	2,829,915,100
825,000,000	0.122	01/16/14	824,905,125
2,050,000,000	0.122	01/16/14	2,049,646,375
650,000,000	0.070	02/20/14	649,897,625
2,000,000,000	0.080	02/27/14	1,999,608,889
1,501,900,000	0.135	04/24/14	1,501,088,974
499,000,000	0.100	05/22/14	498,761,589
121,000,000	0.100	05/29/14	120,939,836
United States Treasury Notes
234,000,000	0.750	12/15/13	234,057,328
34,400,000	0.125	12/31/13	34,400,925
322,420,000	1.500	12/31/13	322,785,809
388,000,000	1.000	01/15/14	388,420,964
643,000,000	0.250	01/31/14	643,152,208
400,000,000	1.750	01/31/14	401,091,115
1,001,000,000	1.250	02/15/14	1,003,367,498
740,000,000	4.000	02/15/14	745,950,013
50,000,000	0.250	02/28/14	50,019,597
1,786,000,000	1.875	02/28/14	1,793,744,570
20,000,000	1.250	03/15/14	20,065,868
600,500,000	1.750	03/31/14	603,800,162
372,000,000	1.250	04/15/14	373,587,305
146,000,000	0.250	04/30/14	146,086,317
14,000,000	1.000	05/15/14	14,056,682
184,000,000	4.750	05/15/14	187,882,390
130,500,000	0.250	05/31/14	130,586,648
987,000,000	2.250	05/31/14	997,433,826
188,000,000	0.750	06/15/14	188,661,175
22,000,000	2.625	06/30/14	22,310,218
38,000,000	0.625	07/15/14	38,099,592
162,000,000	0.125	07/31/14	162,000,000

TOTAL INVESTMENTS – 95.8%			$ 29,555,197,033

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.2%			1,288,489,246

NET ASSETS – 100.0%			$ 30,843,686,279

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate of annualized yield on date of purchase for discounted securities.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 43.8%
United States Treasury Bills
$200,000,000	0.050%		12/05/13	$ 199,998,889
500,000,000	0.060		12/12/13	499,990,833
100,000,000	0.135		01/16/14	99,982,750
750,000,000	0.080		02/27/14	749,853,333
500,000,000	0.135		04/24/14	499,730,000
United States Treasury Notes
102,000,000	0.750		12/15/13	102,023,321
231,000,000	1.500		12/31/13	231,261,496
189,750,000	1.000		01/15/14	189,946,025
16,500,000	0.250		01/31/14	16,504,739
220,000,000	1.750		01/31/14	220,581,691
43,000,000	4.000		02/15/14	43,341,446
100,000,000	0.250		02/28/14	100,039,193
274,000,000	1.875		02/28/14	275,164,554
562,000,000	1.250		03/15/14	563,867,337
89,000,000	1.250		04/15/14	89,376,034
18,000,000	0.250		04/30/14	18,010,848
75,000,000	1.875		04/30/14	75,529,674
205,000,000	1.000		05/15/14	205,793,452
89,000,000	4.750		05/15/14	90,849,934
12,000,000	0.250		05/31/14	12,008,197
280,000,000	2.250		05/31/14	282,945,011
10,000,000	0.750		06/15/14	10,031,511
9,000,000	2.625		06/30/14	9,126,907
189,000,000	0.625		07/15/14	189,492,521
250,000,000	0.500		10/15/14	250,709,371
167,000,000	0.375		11/15/14	167,345,306

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 5,193,504,373

Repurchase Agreements(a) – 49.5%
Bank of Nova Scotia (The)
$500,000,000	0.110	%(b)	12/09/13	$ 500,000,000
Maturity Value: $500,275,004
Settlement Date: 11/14/13

Collateralized by U.S. Treasury Bills, 0.000%, due 12/12/13 to 11/13/14, U.S. Treasury Bonds, 2.750% to 8.875%, due 05/15/16 to 05/15/43, U.S. Treasury Inflation-Indexed Bonds, 0.625% to 3.875%, due 01/15/25 to 02/15/43, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.625%, due 01/15/14 to 07/15/22 and U.S. Treasury Notes, 0.125% to 5.125%, due 01/31/14 to 08/15/22. The aggregate market value of the collateral, including accrued interest, was $510,028,057.

200,000,000	0.140	(b)	12/09/13	200,000,000
Maturity Value: $200,280,001
Settlement Date: 09/03/13

Collateralized by U.S. Treasury Bills, 0.000%, due 12/05/13 to 06/26/14, U.S. Treasury Bonds, 2.750% to 9.875%, due 11/15/15 to 08/15/42, U.S. Treasury Inflation-Indexed Bond, 2.125%, due 02/15/41, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.500%, due 01/15/14 to 01/15/20 and U.S. Treasury Notes, 0.250% to 4.500%, due 11/30/13 to 02/15/23. The aggregate market value of the collateral, including accrued interest, was $204,071,400.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(a) – (continued)
BNP Paribas Securities Corp.
$700,000,000	0.090	%(b)(c)	12/02/13	$ 700,000,000
Maturity Value: $700,777,000
Settlement Date: 09/25/12

Collateralized by U.S. Treasury Bond, 8.000%, due 11/15/21, U.S. Treasury Inflation-Indexed Bond, 0.625%, due 02/15/43, U.S. Treasury Inflation-Indexed Note, 0.500%, due 04/15/15, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/20 to 08/15/42 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 05/15/39 to 11/15/42. The aggregate market value of the collateral, including accrued interest, was $714,000,054.

750,000,000	0.140	(c)	12/02/13	750,000,000
Maturity Value: $750,790,419
Settlement Date: 03/06/13

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 0.625% to 2.500%, due 01/15/29 to 02/15/43, U.S. Treasury Inflation-Indexed Notes, 1.375% to 2.375%, due 01/15/14 to 01/15/20, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/17 to 02/15/40 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/40 to 02/15/43. The aggregate market value of the collateral, including accrued interest, was $765,000,076.

BNYMellon Investments
82,700,000	0.110		12/02/13	82,700,000
Maturity Value: $82,700,758
Collateralized by U.S. Treasury Bond, 3.750%, due 08/15/41. The market value of the collateral, including accrued interest, was $85,304,747.

Joint Repurchase Agreement Account I
2,910,000,000	0.082		12/02/13	2,910,000,000
Maturity Value: $2,910,019,899

JPMorgan Securities LLC
235,200,000	0.070		12/02/13	235,200,000
Maturity Value: $235,201,372
Collateralized by U.S. Treasury Note, 0.500%, due 08/15/14. The market value of the collateral, including accrued interest, was $239,907,043.

Morgan Stanley & Co LLC
500,000,000	0.060		12/02/13	500,000,000
Maturity Value: $500,002,500
Collateralized by U.S. Treasury Inflation-Indexed Note, 0.375%, due 07/15/23. The market value of the collateral, including accrued interest, was $510,000,048.

TOTAL REPURCHASE AGREEMENTS				$ 5,877,900,000

TOTAL INVESTMENTS – 93.3%				$11,071,404,373

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.7%				791,148,648

NET ASSETS – 100.0%				$11,862,553,021

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Unless noted, all repurchase agreements were entered into on November 29, 2013. Additional information on Joint Repurchase Agreement Account III appears in the Notes to the Schedule of Investments section.

(b)	The instrument is subject to a demand feature.

(c)	Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2013.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerances established by the Trustees, Goldman Sachs Asset Management, L.P. (“GSAM”) evaluates the difference between the Funds’ net asset value per share (“NAV”) based upon the amortized cost of the Funds’ securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of November 30, 2013, all investments are classified as Level 2. Please refer to the Schedules of Investments for further detail.

Forward Commitment Transactions — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT I — At November 30, 2013, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of December 2, 2013, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$645,000,000	$645,004,359	$657,901,237
Prime Obligations	500,000,000	500,003,379	510,000,959
Treasury Obligations	2,910,000,000	2,910,019,900	2,968,205,580

REPURCHASE AGREEMENTS — At November 30, 2013, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Government	Prime Obligations	Treasury Obligations
ABN Amro Bank N.V.	0.080%	$159,062,885	$123,304,562	$717,632,553
Bank of Nova Scotia (The)	0.080	177,355,117	137,484,587	800,160,296
BNP Paribas Securities Corp.	0.070	79,531,443	61,652,281	358,816,276
Credit Agricole Corporate and Investment Bank	0.080	79,531,443	61,652,281	358,816,276
Deutsche Bank Securities, Inc.	0.090	149,519,112	115,906,289	674,574,599
TOTAL		$645,000,000	$500,000,000	$2,910,000,000

At November 30, 2013, the Joint Repurchase Agreement Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Bills	0.000%	12/05/13 to 07/24/14
U.S. Treasury Bonds	2.750 to 8.000	11/15/21 to 11/15/43
U.S. Treasury Inflation-Indexed Notes	0.125 to 2.625	01/15/16 to 07/15/22
U.S. Treasury Notes	0.125 to 4.875	12/31/13 to 05/15/23

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT III — At November 30, 2013, certain Funds had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of December 2, 2013, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$2,420,000,000	$2,420,018,150	$2,480,923,672
Money Market	1,927,300,000	1,927,314,455	1,975,819,914
Prime Obligations	600,000,000	600,004,500	615,105,043

REPURCHASE AGREEMENTS — At November 30, 2013, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Government	Money Market	Prime Obligations
ABN Amro Bank N.V.	0.090%	$338,800,000	$269,822,000	$84,000,000
BNP Paribas Securities Corp.	0.090	338,800,000	269,822,000	84,000,000
Citibank N.A.	0.090	484,000,000	385,460,000	120,000,000
Credit Agricole Corporate and Investment Bank	0.090	726,000,000	578,190,000	180,000,000
Deutsche Bank Securities, Inc.	0.090	193,600,000	154,184,000	48,000,000
Wells Fargo Securities LLC	0.090	338,800,000	269,822,000	84,000,000
TOTAL		$2,420,000,000	$1,927,300,000	$600,000,000

At November 30, 2013, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Bank	1.500%	10/23/19
Federal Home Loan Mortgage Corp.	2.000 to 9.500	12/01/13 to 12/01/43
Federal National Mortgage Association	0.000 to 13.500	01/01/14 to 11/01/52
Government National Mortgage Association	2.500 to 11.000	01/15/14 to 11/20/43
U.S. Treasury Bond	4.375	11/15/39
U.S. Treasury Inflation-Indexed Bond	0.750	02/15/42
U.S. Treasury Inflation-Indexed Notes	0.500 to 1.875	04/15/15 to 07/15/19
U.S. Treasury Notes	0.375 to 2.375	12/31/13 to 10/31/17

The Funds’ risks include, but are not limited to, the following:

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Geographic Risk — The Tax-Exempt California, Tax-Exempt New York and Tax-Free Money Market Funds have the ability to invest a significant portion of their assets in certain issuers within the same state, geographic region or sector, subjecting them to possible risks associated with an adverse economic, business or political development affecting that state, region or sector. In particular, the Tax-Exempt California and Tax-Exempt New York Funds may be affected by the adverse events affecting these states’ economies. If California, New York or any of their local governmental entities are unable to meet their financial obligations, the corresponding Fund’s income, NAV and ability to preserve capital or liquidity could be adversely affected.

Tax Information — The amortized cost for each Fund also represents aggregate cost for U.S. federal income tax purposes.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date January 29, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date January 29, 2014

*	Print the name and title of each signing officer under his or her signature.